Madison Funds | July 31, 2021

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 97.1%
Alternative Funds - 2.3%
Invesco Optimum Yield Diversified Commodity Strategy		80,630	$1,642,433

Bond Funds - 62.6%
Baird Aggregate Bond Fund Institutional Shares		711,268	8,257,820
iShares 20+ Year Treasury Bond ETF (A)		23,374	3,494,880
iShares 3-7 Year Treasury Bond ETF		55,102	7,259,138
Madison Core Bond Fund Class I (B)		1,515,566	15,928,603
Vanguard Short-Term Corporate Bond ETF		104,196	8,634,723

			43,575,164
Foreign Stock Funds - 9.2%
iShares MSCI Emerging Markets Asia ETF		4,045	347,465
iShares MSCI United Kingdom ETF (A)		21,892	717,839
JPMorgan BetaBuilders Japan ETF		6,127	344,276
SPDR S&P Emerging Asia Pacific ETF		9,007	1,125,335
Vanguard FTSE All World ex-U.S. Small-Cap ETF		5,603	771,645
Vanguard FTSE All-World ex-U.S. ETF		49,694	3,105,378

			6,411,938
Stock Funds - 23.0%
Invesco S&P 500 Quality ETF		57,097	2,848,569
iShares MSCI Eurozone ETF		6,939	345,909
Madison Dividend Income Fund Class I (B)		52,612	1,769,331
Madison Investors Fund Class R6 (B)		173,093	4,927,945
Schwab U.S. Dividend Equity ETF		23,015	1,751,672
VanEck Vectors Gold Miners ETF		54,059	1,887,740
Vanguard Information Technology ETF		4,285	1,766,320
Vanguard S&P Mid-Cap 400 Growth ETF		3,487	705,935

			16,003,421

Total Investment Companies ( Cost $62,389,223 )			67,632,956
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		1,140,254	1,140,254
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05% (C) (D)		77,389	77,389

Total Short-Term Investments ( Cost $1,217,643 )			1,217,643

TOTAL INVESTMENTS - 98.9% ( Cost $63,606,866 )			68,850,599
NET OTHER ASSETS AND LIABILITIES - 1.1%			781,027
TOTAL NET ASSETS - 100.0%			$69,631,626

(A)	All or a portion of these securities, with an aggregate fair value of $4,117,713, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 95.9%
Alternative Funds - 4.0%
Invesco Optimum Yield Diversified Commodity Strategy		267,591	$5,450,828

Bond Funds - 36.8%
Baird Aggregate Bond Fund Institutional Shares		741,576	8,609,701
iShares 20+ Year Treasury Bond ETF (A)		37,012	5,534,034
iShares 3-7 Year Treasury Bond ETF		62,155	8,188,300
Madison Core Bond Fund Class I (B)		1,644,741	17,286,230
Vanguard Short-Term Corporate Bond ETF		132,182	10,953,922
			50,572,187
Foreign Stock Funds - 17.3%
iShares MSCI Emerging Markets Asia ETF		35,936	3,086,902
iShares MSCI United Kingdom ETF (A)		82,922	2,719,012
JPMorgan BetaBuilders Japan ETF		24,249	1,362,551
SPDR S&P Emerging Asia Pacific ETF		25,172	3,144,990
Vanguard FTSE All World ex-U.S. Small-Cap ETF		30,609	4,215,472
Vanguard FTSE All-World ex-U.S. ETF		148,079	9,253,457
			23,782,384
Stock Funds - 37.8%
Invesco S&P 500 Quality ETF		183,965	9,178,014
iShares MSCI Eurozone ETF		27,402	1,365,990
Madison Dividend Income Fund Class I (B)		228,781	7,693,892
Madison Investors Fund Class R6 (B)		515,878	14,687,049
Schwab U.S. Dividend Equity ETF		63,288	4,816,850
VanEck Vectors Gold Miners ETF		195,862	6,839,501
Vanguard Information Technology ETF		14,460	5,960,557
Vanguard S&P Mid-Cap 400 Growth ETF		6,963	1,409,643
			51,951,496
Total Investment Companies ( Cost $114,606,685 )			131,756,895
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		3,783,805	3,783,805
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05% (C) (D)		1,982,408	1,982,408
Total Short-Term Investments ( Cost $5,766,213 )			5,766,213
TOTAL INVESTMENTS - 100.1% ( Cost $120,372,898 )			137,523,108
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(183,276)
TOTAL NET ASSETS - 100.0%			$137,339,832

(A)	All or a portion of these securities, with an aggregate fair value of $8,068,771, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 96.2%
Alternative Funds - 5.3%
Invesco Optimum Yield Diversified Commodity Strategy		176,643	$3,598,218

Bond Funds - 17.2%
Baird Aggregate Bond Fund Institutional Shares		88,167	1,023,613
iShares 20+ Year Treasury Bond ETF (A)		12,639	1,889,783
iShares 3-7 Year Treasury Bond ETF (A)		10,419	1,372,599
Madison Core Bond Fund Class I (B)		423,044	4,446,192
Vanguard Short-Term Corporate Bond ETF		36,817	3,051,025

			11,783,212
Foreign Stock Funds - 26.4%
iShares MSCI Emerging Markets Asia ETF		31,737	2,726,208
iShares MSCI United Kingdom ETF (A)		72,027	2,361,766
JPMorgan BetaBuilders Japan ETF		18,054	1,014,454
SPDR S&P Emerging Asia Pacific ETF		21,182	2,646,479
Vanguard FTSE All World ex-U.S. Small-Cap ETF		27,746	3,821,179
Vanguard FTSE All-World ex-U.S. ETF		86,877	5,428,944

			17,999,030
Stock Funds - 47.3%
Invesco S&P 500 Quality ETF		90,606	4,520,333
iShares MSCI Eurozone ETF		20,419	1,017,887
Madison Dividend Income Fund Class I (B)		181,800	6,113,944
Madison Investors Fund Class R6 (B)		300,454	8,553,914
Schwab U.S. Dividend Equity ETF		31,994	2,435,063
VanEck Vectors Gold Miners ETF		131,687	4,598,510
Vanguard Information Technology ETF		9,661	3,982,361
Vanguard S&P Mid-Cap 400 Growth ETF		5,179	1,048,477

			32,270,489

Total Investment Companies ( Cost $54,779,468 )			65,650,949
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		1,750,291	1,750,291

Total Short-Term Investments ( Cost $1,750,291 )			1,750,291

TOTAL INVESTMENTS - 98.8% ( Cost $56,529,759 )			67,401,240
NET OTHER ASSETS AND LIABILITIES - 1.2%			849,557

TOTAL NET ASSETS - 100.0%			$68,250,797

(A)	All or a portion of these securities, with an aggregate fair value of $5,295,484, are on loan as part of a securities lending program. See Note 4 for details on the securities lending program.
(B)	Affiliated Company.
(C)	7-day yield.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 6.4%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$633,902	$635,604
Chase Auto Credit Linked Notes, Series 2021-1, Class B (A), 0.875%, 9/25/28	950,135	951,303
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	108,607	109,349
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	350,000	353,230
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	102,508
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/16/32	151,413	152,349
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	400,791
Dell Equipment Finance Trust, Series 2020-2, Class A2 (A), 0.47%, 10/24/22	423,191	423,729
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	550,000	554,293
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	700,000	701,283
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	282,838	286,490
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	500,000	514,844
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25	1,000,000	1,041,661
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	104,869	105,219
JPMorgan Chase Bank NA, Series 2020-1, Class B (A), 0.991%, 1/25/28	806,153	808,626
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	1,156,944	1,158,900
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	750,000	750,649
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	1,000,000	1,001,437
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	500,000	527,862
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	850,000	898,196
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	195,983	197,260
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	359,593
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	300,000	306,327

Total Asset Backed Securities ( Cost $12,296,335 )		12,341,503
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B), 2.879%, 7/25/49	294,554	298,795
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1, CMO (A) (C) (D), 1.724%, 2/25/55	301,159	304,670
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	861,116	80,843
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	455,192	492,344
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	573,356	629,805
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	133,421	151,350
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	105,966	123,876
Fannie Mae REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	3,535,664	646,657
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	170,887	173,605
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,040,609	57,153
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR + 0.750%) (A) (D), 0.8%, 10/25/33	1,000,000	1,000,965
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR + 0.650%) (A) (D), 0.7%, 1/25/34	1,000,000	1,000,142
GCAT Trust, Series 2021-NQM1, Class A1, CMO (A) (C) (D), 0.874%, 1/25/66	1,705,118	1,698,793
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	225,434	4,286
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D), 4%, 11/25/49	88,334	89,422
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D), 3.5%, 2/25/50	212,380	215,687
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D), 2.5%, 6/25/51	894,003	915,794
JPMorgan Mortgage Trust, Series 2021-3, Class A3, CMO (A) (C) (D), 2.5%, 7/1/51	703,139	719,856
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D), 2.5%, 10/25/51	965,329	992,921
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D), 3%, 2/25/50	244,801	250,649
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (C) (D), 3%, 11/25/45	145,909	150,231
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D), 3.5%, 10/25/49	73,795	74,214
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D), 3%, 5/25/50	311,636	315,414

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

PSMC Trust, Series 2021-1, Class A11 (A) (C) (D), 2.5%, 3/25/51	960,574	989,279
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D), 3%, 6/25/43	421,492	426,469
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D), 0.918%, 2/25/63	379,627	379,659
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D), 4%, 4/25/49	50,470	50,782

Total Collateralized Mortgage Obligations ( Cost $12,420,736 )		12,233,661
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.136%, 11/25/27	900,000	972,996
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (C) (D), 0.573%, 1/25/22	18,573,507	7,832
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	356,580	382,536
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	1,082,070
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (C) (D), 0.309%, 9/25/26	15,493,657	217,675
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	1,112,390
FREMF Mortgage Trust, Series 2013-K33, Class B (A) (C) (D), 3.497%, 8/25/46	900,000	948,907
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (C) (D), 3.557%, 11/25/47	850,000	875,473

Total Commercial Mortgage-Backed Securities ( Cost $5,319,247 )		5,599,879
CORPORATE NOTES AND BONDS - 37.6%
Communication Services - 4.4%
Alibaba Group Holding Ltd. (E) (F), 2.125%, 2/9/31	500,000	494,294
Amazon.com Inc., 1%, 5/12/26	750,000	756,612
AT&T Inc., 2.25%, 2/1/32	500,000	497,884
AT&T Inc., 4.75%, 5/15/46	500,000	613,550
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	250,000	264,988
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	516,086
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	400,000	398,981
Comcast Corp., 4.7%, 10/15/48	250,000	327,660
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	100,000	58,000
Discovery Communications LLC, 5%, 9/20/37	500,000	616,658
eBay Inc., 1.9%, 3/11/25	325,000	336,332
Expedia Group Inc., 3.25%, 2/15/30	500,000	524,292
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	223,500
Lumen Technologies Inc. (A), 4.5%, 1/15/29	125,000	122,725
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	46,875	47,039
T-Mobile USA Inc., 2.625%, 4/15/26	250,000	256,325
VeriSign Inc., 2.7%, 6/15/31	500,000	517,415
Verizon Communications Inc., 4.4%, 11/1/34	500,000	605,628
Verizon Communications Inc., 3.4%, 3/22/41	500,000	539,634
Vodafone Group PLC (E), 5%, 5/30/38	250,000	319,421
Walt Disney Co./The, 3.8%, 3/22/30	300,000	346,973

		8,383,997
Consumer Discretionary - 2.8%
7-Eleven Inc. (A), 1.8%, 2/10/31	400,000	389,849
7-Eleven Inc. (A), 2.5%, 2/10/41	250,000	236,633
Advance Auto Parts Inc., 1.75%, 10/1/27	250,000	251,336
American Airlines Inc./AAdvantage Loyalty IP Ltd. (A) (E), 5.5%, 4/20/26	300,000	313,875
Delta Air Lines Inc., 7.375%, 1/15/26	111,000	130,646
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	255,625

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

Hilton Domestic Operating Co. Inc. (A), 5.375%, 5/1/25	250,000	261,278
Home Depot Inc./The, 3.35%, 4/15/50	250,000	282,089
Lowe's Cos. Inc., 3%, 10/15/50	500,000	505,011
McDonald's Corp., MTN, 2.125%, 3/1/30	250,000	256,514
Picasso Finance Sub Inc. (A), 6.125%, 6/15/25	225,000	238,500
QVC Inc., 4.75%, 2/15/27	250,000	268,000
Scientific Games International Inc. (A), 5%, 10/15/25	275,000	282,139
Southwest Airlines Co., 5.25%, 5/4/25	350,000	399,490
Southwest Airlines Co., 5.125%, 6/15/27	500,000	591,190
Tractor Supply Co. (F), 1.75%, 11/1/30	550,000	534,113
Vail Resorts Inc. (A), 6.25%, 5/15/25	250,000	265,538

		5,461,826
Consumer Staples - 1.9%
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	157,000	158,766
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	500,000	508,875
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	200,000	214,025
General Mills Inc., 2.875%, 4/15/30	200,000	215,024
Hormel Foods Corp., 1.8%, 6/11/30	200,000	201,032
Keurig Dr Pepper Inc., 3.8%, 5/1/50	300,000	342,545
Kimberly-Clark Corp., 3.1%, 3/26/30	325,000	362,790
Mars Inc. (A), 3.875%, 4/1/39	400,000	477,033
Mars Inc. (A), 2.375%, 7/16/40	350,000	341,536
Performance Food Group Inc. (A), 5.5%, 10/15/27	150,000	156,251
Square Inc. (A), 2.75%, 6/1/26	400,000	409,000
Sysco Corp., 5.95%, 4/1/30	199,000	257,782

		3,644,659
Energy - 4.2%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	150,000	147,750
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	453,933
Eastern Gas Transmission & Storage Inc. (A), 3%, 11/15/29	350,000	376,390
Energy Transfer L.P., 5.25%, 4/15/29	375,000	446,496
EnLink Midstream Partners L.P. (F), 5.45%, 6/1/47	400,000	388,000
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	546,797
Kinder Morgan Inc., 5.55%, 6/1/45	400,000	525,570
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	309,738
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	673,169
MPLX L.P. (F), 4.8%, 2/15/29	250,000	296,195
MPLX L.P., 2.65%, 8/15/30	350,000	358,946
Occidental Petroleum Corp., 3.5%, 8/15/29	500,000	498,750
Occidental Petroleum Corp., 4.4%, 8/15/49	250,000	242,268
ONEOK Inc., 5.85%, 1/15/26	150,000	177,638
Phillips 66, 0.9%, 2/15/24	500,000	500,438
Phillips 66, 2.15%, 12/15/30	500,000	494,178
Pioneer Natural Resources Co., 2.15%, 1/15/31	375,000	369,937
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	250,000	292,101
Sunoco L.P. / Sunoco Finance Corp., 6%, 4/15/27	200,000	208,750
Valero Energy Corp., 6.625%, 6/15/37	500,000	693,110

		8,000,154
Financials - 11.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 1.75%, 1/30/26	500,000	496,883
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.625%, 10/15/27	250,000	280,536
Air Lease Corp., MTN, 2.875%, 1/15/26	500,000	528,557

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

Air Lease Corp., 1.875%, 8/15/26	250,000	252,274
Alliance Data Systems Corp. (A) (G), 4.75%, 12/15/24	500,000	513,065
Ally Financial Inc., (5 year CMT + 3.868%) (D), 4.7%, 5/15/26	250,000	261,500
American International Group Inc., 4.75%, 4/1/48	500,000	653,304
Athene Global Funding (A), 1.45%, 1/8/26	500,000	504,443
Avolon Holdings Funding Ltd. (A) (E), 2.125%, 2/21/26	500,000	502,256
Bank of America Corp.(SOFR + 0.910%) (D), 1.658%, 3/11/27	400,000	406,287
Bank of America Corp., MTN, (SOFR + 1.370%) (D), 1.922%, 10/24/31	250,000	246,078
Belrose Funding Trust (A), 2.33%, 8/15/30	350,000	351,029
Capital One Financial Corp., 3.3%, 10/30/24	350,000	377,309
Capital One Financial Corp.(5 year CMT + 3.157%) (D), 3.95%, 9/1/26	750,000	775,875
Cboe Global Markets Inc., 3.65%, 1/12/27	445,000	498,286
Charles Schwab Corp./The(10 year CMT + 3.079%) (D), 4%, 12/1/30	550,000	572,660
Credit Acceptance Corp. (A), 5.125%, 12/31/24	155,000	160,231
Empower Finance L.P. (A), 3.075%, 9/17/51	350,000	365,492
Enact Holdings Inc. (A), 6.5%, 8/15/25	250,000	271,081
Fifth Third Bancorp, 2.55%, 5/5/27	350,000	373,044
Five Corners Funding Trust II (A), 2.85%, 5/15/30	250,000	267,474
Goldman Sachs BDC Inc., 2.875%, 1/15/26	400,000	416,454
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (D), 3.272%, 9/29/25	500,000	536,072
Host Hotels & Resorts L.P., 3.5%, 9/15/30	350,000	371,855
Huntington Bancshares Inc., 2.55%, 2/4/30	300,000	318,753
Huntington National Bank/The, 3.55%, 10/6/23	500,000	532,522
Intercontinental Exchange Inc., 3.75%, 9/21/28	250,000	283,714
Iron Mountain Inc. (A), 4.5%, 2/15/31	250,000	255,625
JPMorgan Chase & Co.(SOFR + 2.745%) (D), 4%, 4/1/25	600,000	606,000
JPMorgan Chase & Co.(SOFR + 0.695%) (D), 1.04%, 2/4/27	650,000	643,422
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	270,596
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	150,000	169,391
M&T Bank Corp., 3.55%, 7/26/23	250,000	265,261
MetLife Inc., (5 year CMT + 3.576%) (D), 3.85%, 9/15/25	350,000	366,187
Morgan Stanley (SOFR + 1.990%) (D), 2.188%, 4/28/26	175,000	181,620
Morgan Stanley (SOFR + 0.879%) (D), 1.593%, 5/4/27	250,000	253,696
Morgan Stanley, MTN, (SOFR + 1.020%) (D), 1.928%, 4/28/32	500,000	490,794
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	264,635
Nasdaq Inc., 1.65%, 1/15/31	750,000	720,478
Old Republic International Corp., 3.85%, 6/11/51	300,000	325,782
Omega Healthcare Investors Inc., 3.375%, 2/1/31	250,000	260,009
PNC Bank NA, 2.7%, 10/22/29	250,000	267,971
Prudential Financial Inc. (5 year CMT + 3.035%) (D), 3.7%, 10/1/50	250,000	263,978
Regions Financial Corp., 2.25%, 5/18/25	500,000	523,655
Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	500,000	504,535
SBA Communications Corp., 3.875%, 2/15/27	250,000	257,812
State Street Corp. (SOFR + 1.490%) (D), 3.031%, 11/1/34	250,000	270,074
STORE Capital Corp., 4.5%, 3/15/28	500,000	571,842
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	320,892
Truist Bank, 2.25%, 3/11/30	325,000	336,479
Truist Financial Corp., MTN, (SOFR + 0.609%) (D), 1.267%, 3/2/27	500,000	502,536
UBS Group AG (5 year CMT + 3.313%) (A) (D) (E), 4.375%, 2/10/31	400,000	412,000
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	179,476
Wells Fargo & Co. (5 year CMT + 3.453%) (D), 3.9%, 3/15/26	250,000	259,535
Wells Fargo & Co. (SOFR + 2.000%) (D), 2.188%, 4/30/26	350,000	364,194
Wells Fargo & Co., MTN, (SOFR + 2.100%) (D), 2.393%, 6/2/28	250,000	261,616
Welltower Inc., 2.05%, 1/15/29	500,000	507,176

		21,994,301

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

Health Care - 3.2%
AbbVie Inc., 5%, 12/15/21	200,000	201,148
AbbVie Inc., 3.75%, 11/14/23	400,000	428,335
Becton, Dickinson and Co., 2.894%, 6/6/22	341,000	347,784
Centene Corp., 2.45%, 7/15/28	500,000	506,875
Cigna Corp., 4.9%, 12/15/48	500,000	662,796
CVS Health Corp., 5.125%, 7/20/45	500,000	660,282
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	254,984
Humana Inc., 1.35%, 2/3/27	250,000	250,367
Royalty Pharma PLC (A) (E), 2.2%, 9/2/30	500,000	497,111
Royalty Pharma PLC (A) (E), 3.55%, 9/2/50	500,000	506,861
STERIS Irish FinCo UnLtd Co. (E), 3.75%, 3/15/51	500,000	552,161
UnitedHealth Group Inc., 2.3%, 5/15/31	300,000	312,158
UnitedHealth Group Inc., 3.7%, 8/15/49	250,000	293,889
Viatris Inc. (A), 2.7%, 6/22/30	400,000	410,390
Zoetis Inc., 3%, 5/15/50	250,000	264,268

		6,149,409
Industrials - 4.3%
Ball Corp., 4.875%, 3/15/26	200,000	223,500
Boeing Co./The, 2.196%, 2/4/26	400,000	403,520
Boeing Co./The, 3.625%, 2/1/31	350,000	381,390
Boeing Co./The, 5.805%, 5/1/50	350,000	474,669
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	539,682
Carrier Global Corp., 3.577%, 4/5/50	200,000	222,229
DAE Funding LLC (A), 5.25%, 11/15/21	500,000	504,575
DAE Funding LLC (A), 5%, 8/1/24	250,000	256,250
General Electric Co., 3.45%, 5/1/27	250,000	277,032
Howmet Aerospace Inc., 5.125%, 10/1/24	200,000	220,188
Martin Marietta Materials Inc., 3.2%, 7/15/51	500,000	511,138
Otis Worldwide Corp., 2.565%, 2/15/30	350,000	369,419
Quanta Services Inc., 2.9%, 10/1/30	500,000	524,842
Spirit AeroSystems Inc. (A), 5.5%, 1/15/25	200,000	210,000
Textron Inc., 2.45%, 3/15/31	250,000	255,502
TransDigm Inc. (A), 6.25%, 3/15/26	475,000	498,816
Vontier Corp. (A), 1.8%, 4/1/26	300,000	301,100
Vulcan Materials Co., 3.5%, 6/1/30	500,000	556,835
WRKCo Inc., 3.9%, 6/1/28	700,000	796,720
WRKCo Inc., 3%, 6/15/33	300,000	320,921
Xylem Inc., 2.25%, 1/30/31	350,000	358,318

		8,206,646
Information Technology - 3.1%
Broadcom Inc., 4.15%, 11/15/30	250,000	283,083
Dell International LLC / EMC Corp., 8.35%, 7/15/46	350,000	579,577
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	275,000	284,625
HP Inc. (A), 2.65%, 6/17/31	600,000	605,839
Intuit Inc., 1.65%, 7/15/30	250,000	249,520
Lam Research Corp., 1.9%, 6/15/30	350,000	357,368
Marvell Technology Inc. (A), 4.2%, 6/22/23	500,000	530,521
Micron Technology Inc., 2.497%, 4/24/23	250,000	257,495
NXP BV / NXP Funding LLC / NXP USA Inc. (A) (E), 3.15%, 5/1/27	200,000	216,055
Oracle Corp., 3.95%, 3/25/51	750,000	833,045
Salesforce.com Inc., 2.9%, 7/15/51	500,000	512,346

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

SYNNEX Corp. (A), 1.75%, 8/9/26	500,000	499,472
SYNNEX Corp. (A), 2.65%, 8/9/31	250,000	248,057
VMware Inc., 2.2%, 8/15/31	500,000	499,446

		5,956,449
Materials - 0.7%
Arconic Corp. (A), 6%, 5/15/25	200,000	211,500
EI du Pont de Nemours and Co., 1.7%, 7/15/25	150,000	154,577
International Flavors & Fragrances Inc. (A), 3.468%, 12/1/50	500,000	543,559
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	441,892

		1,351,528
Utilities - 1.5%
AES Corp./The (A), 1.375%, 1/15/26	750,000	748,539
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	350,000	342,786
Duke Energy Corp., 3.75%, 9/1/46	500,000	548,564
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	275,589
NextEra Energy Capital Holdings Inc., 1.9%, 6/15/28	600,000	612,431
Wisconsin Electric Power Co., 1.7%, 6/15/28	300,000	304,404

		2,832,313

Total Corporate Notes and Bonds ( Cost $67,526,264 )		71,981,282
FOREIGN CORPORATE BONDS - 0.2%
Consumer Discretionary - 0.2%
Carnival Corp. (A) (E), 5.75%, 3/1/27	200,000	202,375
Delta Air Lines Inc. / SkyMiles IP Ltd. (A), 4.75%, 10/20/28	250,000	279,375

		481,750

Total Foreign Corporate Bonds ( Cost $454,980 )		481,750
MORTGAGE BACKED SECURITIES - 11.3%
Fannie Mae - 5.9%
3%, 9/1/30 Pool # 890696	472,928	501,094
3%, 12/1/30 Pool # AL8924	239,933	252,991
7%, 11/1/31 Pool # 607515	4,469	5,038
3.5%, 12/1/31 Pool # MA0919	156,316	167,746
6.5%, 3/1/32 Pool # 631377	17,452	19,620
6.5%, 5/1/32 Pool # 636758	981	1,102
7%, 5/1/32 Pool # 644591	449	467
6.5%, 6/1/32 Pool # 545691	34,315	39,153
3.5%, 8/1/32 Pool # MA3098	223,955	240,147
3.5%, 9/1/32 Pool # MA3126	159,129	170,742
5.5%, 11/1/33 Pool # 555880	39,643	45,403
5%, 5/1/34 Pool # 780890	18,260	20,780
7%, 7/1/34 Pool # 792636	6,761	7,050
4%, 2/1/35 Pool # MA2177	377,366	412,072
5%, 8/1/35 Pool # 829670	43,923	49,949
5%, 9/1/35 Pool # 820347	54,454	62,052
5%, 9/1/35 Pool # 835699	44,943	50,335
3.5%, 12/1/35 Pool # MA2473	382,113	414,155
4.5%, 12/1/35 Pool # 745147	6,022	6,639
5%, 12/1/35 Pool # 850561	14,272	16,249

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

6%, 11/1/36 Pool # 902510	40,592	48,214
6%, 10/1/37 Pool # 947563	48,551	57,678
6.5%, 12/1/37 Pool # 889072	35,094	41,284
6.5%, 8/1/38 Pool # 987711	88,942	108,618
3%, 11/1/39 Pool # MA3831	181,541	190,378
4%, 9/1/40 Pool # AE3039	385,163	423,865
4%, 1/1/41 Pool # AB2080	286,991	315,052
2.5%, 5/1/41 Pool # MA4334	985,322	1,030,673
5.5%, 7/1/41 Pool # AL6588	269,441	311,581
4%, 9/1/41 Pool # AJ1406	148,039	162,228
4%, 10/1/41 Pool # AJ4046	387,073	431,069
3.5%, 11/1/41 Pool # AB3867	145,554	158,567
4%, 3/1/42 Pool # AL1998	554,989	612,455
3.5%, 6/1/42 Pool # AO4134	606,857	661,864
3.5%, 8/1/42 Pool # AP2133	299,829	325,165
3%, 9/1/42 Pool # AP6568	60,992	65,369
3.5%, 9/1/42 Pool # AB6228	190,515	206,581
4%, 10/1/42 Pool # AP7363	413,246	455,640
3.5%, 1/1/43 Pool # AQ9326	345,954	381,012
3%, 2/1/43 Pool # AL3072	588,591	635,966
3.5%, 3/1/43 Pool # AT0310	297,557	324,507
3.5%, 4/1/43 Pool # AT2887	261,441	285,108
4%, 1/1/45 Pool # AS4257	96,365	105,738
4.5%, 10/1/46 Pool # MA2783	66,478	72,544
3%, 1/1/47 Pool # BE0108	429,430	461,205
2.5%, 12/1/47 Pool # FM3165	917,591	963,677

		11,318,822
Freddie Mac - 5.4%
4.5%, 2/1/25 Pool # J11722	41,795	44,090
4.5%, 5/1/25 Pool # J12247	85,177	89,864
8%, 6/1/30 Pool # C01005	351	415
6.5%, 1/1/32 Pool # C62333	17,293	19,509
2.5%, 2/1/32 Pool # ZS8641	330,654	347,974
3.5%, 8/1/32 Pool # C91485	184,303	197,839
4%, 5/1/33 Pool # G18693	395,466	424,188
4.5%, 6/1/34 Pool # C01856	229,609	253,177
2.5%, 6/1/35 Pool # RC1421	467,583	491,336
6.5%, 11/1/36 Pool # C02660	4,872	5,745
5.5%, 1/1/37 Pool # G04593	133,586	154,996
5.5%, 11/1/37 Pool # A68787	97,600	113,783
5.5%, 12/1/38 Pool # G05267	230,149	268,211
4.5%, 8/1/39 Pool # G08361	242,808	270,402
3.5%, 11/1/40 Pool # G06168	216,432	234,634
2%, 3/1/41 Pool # RB5105	1,215,562	1,252,499
4%, 10/1/41 Pool # Q04092	434,032	478,888
4.5%, 3/1/42 Pool # G07491	266,008	295,852
3%, 9/1/42 Pool # C04233	350,867	375,255
3%, 2/1/43 Pool # Q15767	257,161	276,841
3%, 4/1/43 Pool # V80025	255,814	273,936
3%, 4/1/43 Pool # V80026	246,941	264,045
3.5%, 8/1/44 Pool # Q27927	277,648	302,961
3%, 7/1/45 Pool # G08653	438,135	464,377
3.5%, 8/1/45 Pool # Q35614	327,905	355,274
3%, 11/1/45 Pool # G08675	359,654	380,814

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

3%, 1/1/46 Pool # G08686	468,533	496,138
3%, 10/1/46 Pool # G60722	463,547	497,670
3.5%, 11/1/47 Pool # Q52079	413,741	441,232
2.5%, 4/1/48 Pool # QA2240	1,175,955	1,228,188

		10,300,133
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	5,049	5,787
6.5%, 4/20/31 Pool # 3068	2,498	2,919
4%, 4/15/39 Pool # 698089	17,758	19,515
		28,221
Total Mortgage Backed Securities ( Cost $20,730,036 )		21,647,176
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.6%
U.S. Treasury Bonds - 8.1%
6.625%, 2/15/27	2,000,000	2,636,328
5.375%, 2/15/31	1,250,000	1,725,244
4.500%, 5/15/38	1,250,000	1,790,234
2.250%, 5/15/41	3,000,000	3,218,437
3.750%, 8/15/41	1,000,000	1,336,445
3.000%, 5/15/45	1,000,000	1,217,852
3.000%, 5/15/47	750,000	922,383
3.375%, 11/15/48	500,000	660,215
1.250%, 5/15/50	1,750,000	1,489,072
1.875%, 2/15/51	485,000	480,984
		15,477,194
U.S. Treasury Notes - 20.5%
2.750%, 2/15/24	7,000,000	7,439,687
2.250%, 11/15/25	7,000,000	7,491,367
0.375%, 1/31/26	6,500,000	6,425,098
1.500%, 8/15/26	5,500,000	5,713,770
2.375%, 5/15/27	3,750,000	4,079,443
2.875%, 5/15/28	2,000,000	2,250,938
2.625%, 2/15/29	2,500,000	2,783,105
0.625%, 8/15/30	3,250,000	3,091,055
		39,274,463
Total U.S. Government and Agency Obligations ( Cost $52,375,999 )		54,751,657
	Shares
SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (H)	12,748,056	12,748,056
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05% (H) (I)	1,652,225	1,652,225

Total Short-Term Investments ( Cost $14,400,281 )		14,400,281

TOTAL PUT OPTIONS PURCHASED - 0.0% ( Cost $16,995 )		12,500

TOTAL INVESTMENTS - 100.9% ( Cost $185,540,873 )		193,449,689
TOTAL PUT OPTIONS WRITTEN - 0.0%		(3,125)

NET OTHER ASSETS AND LIABILITIES - (0.9%)		(1,765,236)

TOTAL NET ASSETS - 100.0%		$191,681,328

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Core Bond Fund Portfolio of Investments (unaudited)

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of July 31, 2021.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of July 31, 2021.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.8% of total net assets.
(F)	All or a portion of these securities, with an aggregate fair value of $1,625,013, are on loan as part of a securities lending program. See footnote (I) and Note 4 for details on the securities lending program.
(G)	Restricted. The aggregate cost of such securities is $500,000. The aggregate value is $513,065, representing 0.27% of net assets.
(H)	7-day yield.
(I)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

Purchased Option Contracts Outstanding at July 31, 2021
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Put Options Purchased
U.S. Treasury 10 Years Notes	$133.5	8/27/21	40	40,000	$12,500	$16,995	$(4,495)

Total Put Options Purchased	$12,500	$16,995	$(4,495)

Written Option Contracts Outstanding at July 31, 2021
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

Put Options Written
U.S. Treasury 10 Years Notes	$132	8/27/21	(40)	(40,000)	$(3,125)	$(5,505)	$2,380

Total Put Options Written					$(3,125)	$(5,505)	$2,380

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 39.7%
Communication Services - 2.4%
Comcast Corp., 3.15%, 3/1/26	$1,000,000	$1,091,064
Walt Disney Co./The, 3.8%, 3/22/30	1,750,000	2,024,008
		3,115,072
Consumer Discretionary - 6.5%
Costco Wholesale Corp., 1.375%, 6/20/27	1,750,000	1,772,568
Cummins Inc., 1.5%, 9/1/30	1,500,000	1,462,756
Home Depot Inc./The, 2.7%, 4/15/30	1,750,000	1,890,169
NIKE Inc., 2.75%, 3/27/27	1,750,000	1,900,028
Target Corp., 2.9%, 1/15/22	1,300,000	1,315,523
		8,341,044
Consumer Staples - 5.3%
Coca-Cola Co./The, 1%, 3/15/28	1,350,000	1,328,874
Hershey Co./The, 1.7%, 6/1/30	1,800,000	1,812,540
Kimberly-Clark Corp. (A), 1.05%, 9/15/27	1,750,000	1,734,520
PepsiCo Inc., 2.75%, 3/19/30	1,750,000	1,903,950
		6,779,884
Financials - 19.6%
American Express Credit Corp., MTN, 2.7%, 3/3/22	1,200,000	1,215,236
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	625,000	639,188
Bank of America Corp., MTN, (SOFR + 1.010%) (B), 1.197%, 10/24/26	1,800,000	1,796,336
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,350,000	1,397,818
BlackRock Inc. (A), 3.5%, 3/18/24	1,750,000	1,892,417
Charles Schwab Corp./The, 0.9%, 3/11/26	1,750,000	1,748,908
Huntington National Bank/The, 3.55%, 10/6/23	1,250,000	1,331,305
JPMorgan Chase & Co. (A), 2.972%, 1/15/23	1,350,000	1,366,312
JPMorgan Chase & Co., (3M USD LIBOR + 1.155%) (B), 3.22%, 3/1/25	1,800,000	1,910,061
Mastercard Inc., 3.3%, 3/26/27	1,750,000	1,953,865
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,350,000	1,371,119
State Street Corp., (SOFR + 0.940%) (B), 2.354%, 11/1/25	1,800,000	1,897,313
Truist Financial Corp., MTN, 2.85%, 10/26/24	1,750,000	1,872,475
Truist Financial Corp., MTN, 1.95%, 6/5/30	1,500,000	1,527,727
U.S. Bancorp, MTN, 2.625%, 1/24/22	1,300,000	1,312,395
Wells Fargo & Co., MTN, (SOFR + 1.087%) (B), 2.406%, 10/30/25	1,800,000	1,882,098

		25,114,573
Health Care - 1.0%
UnitedHealth Group Inc., 2.875%, 3/15/23	1,200,000	1,249,356

Industrials - 1.0%
John Deere Capital Corp., MTN, 2.65%, 1/6/22	1,300,000	1,313,338

Information Technology - 3.5%
Apple Inc., 2.4%, 5/3/23	1,350,000	1,399,909
salesforce.com Inc., 3.25%, 4/11/23	1,300,000	1,362,001
Texas Instruments Inc., 1.375%, 3/12/25	1,750,000	1,792,591

		4,554,501

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

Utilities - 0.4%
National Rural Utilities Cooperative Finance Corp., 1%, 6/15/26	500,000	499,965

Total Corporate Notes and Bonds ( Cost $49,868,494 )		50,967,733
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.3%
Fannie Mae - 9.7%
1.375%, 10/7/21	500,000	501,195
1.875%, 4/5/22	3,500,000	3,542,814
0.500%, 11/7/25	2,250,000	2,239,253
2.125%, 4/24/26	3,125,000	3,334,201
0.750%, 10/8/27	2,850,000	2,817,889

		12,435,352
Freddie Mac - 6.6%
2.375%, 1/13/22	1,750,000	1,768,075
0.375%, 4/20/23	3,500,000	3,513,628
0.375%, 7/21/25	3,250,000	3,226,369

		8,508,072
U.S. Treasury Notes - 42.0%
2.000%, 2/15/22	2,000,000	2,020,625
1.125%, 2/28/22	2,500,000	2,515,332
1.875%, 7/31/22	3,000,000	3,053,320
0.125%, 11/30/22	1,500,000	1,500,117
1.750%, 5/15/23	3,500,000	3,598,574
1.625%, 5/31/23	3,000,000	3,079,336
2.500%, 8/15/23	3,500,000	3,663,652
2.750%, 11/15/23	3,750,000	3,965,186
2.125%, 2/29/24	3,000,000	3,142,500
2.375%, 8/15/24	3,000,000	3,182,578
2.250%, 11/15/24	3,000,000	3,179,648
2.125%, 5/15/25	3,000,000	3,181,172
0.375%, 1/31/26	3,125,000	3,088,989
1.625%, 5/15/26	3,125,000	3,264,770
1.500%, 8/15/26	3,125,000	3,246,460
0.625%, 3/31/27	2,725,000	2,698,602
2.375%, 5/15/27	2,725,000	2,964,396
2.250%, 11/15/27	2,250,000	2,435,977

		53,781,234

Total U.S. Government and Agency Obligations ( Cost $73,936,170 )		74,724,658
	Shares
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)	1,881,606	1,881,606
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05% (C) (D)	37,940	37,940
Total Short-Term Investments ( Cost $1,919,546 )		1,919,546
TOTAL INVESTMENTS - 99.5% ( Cost $125,724,210 )		127,611,937
NET OTHER ASSETS AND LIABILITIES - 0.5%		625,822
TOTAL NET ASSETS - 100.0%		$128,237,759

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

(A)	All or a portion of these securities, with an aggregate fair value of $37,179, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2021.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.4%
Airport - 3.5%
Metropolitan Washington Airports Authority Aviation Revenue, Series A, AMT, 5%, 10/1/43	$500,000	$629,582
Metropolitan Washington Airports Authority Aviation Revenue, Series B, 5%, 10/1/21	100,000	100,792

		730,374
Development - 5.8%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	172,344
Loudoun County Economic Development Authority, 5%, 12/1/25	125,000	149,913
Manassas Park Economic Development Authority, 3%, 12/15/44	345,000	373,804
Norfolk Economic Development Authority, (Prerefunded 11/1/22 @ $100), 5%, 11/1/29	480,000	509,119

		1,205,180
Education - 9.2%
Campbell County Industrial Development Authority, 3%, 6/1/48	415,000	451,950
Henrico County Economic Development Authority, (Prerefunded 4/15/22 @ $100), 4%, 4/15/42	220,000	226,002
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	537,009
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	414,989
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	296,077

		1,926,027
Facilities - 7.0%
Henry County Virginia Industrial Development Authority, 4.125%, 11/1/50	250,000	283,725
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	118,339
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	495,117
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	20,000	20,027
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	273,280
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	277,884

		1,468,372
General - 16.6%
Chesterfield County Economic Development Authority, Series B, 3%, 4/1/38	285,000	317,731
James City County Economic Development Authority, 5%, 6/15/30	500,000	642,424
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	882,551
Virginia Beach Development Authority, 5%, 9/1/28	100,000	118,947
Virginia Beach Development Authority, 5%, 9/1/29	125,000	148,227
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	268,110
Virginia Public Building Authority, Series A, 5%, 8/1/31	110,000	145,397
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	279,140
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	315,810
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/34	125,000	145,549
Wise County Industrial Development Authority, 5%, 11/1/22	100,000	105,883
Wise County Industrial Development Authority Revenue, 5%, 11/1/21	100,000	101,164

		3,470,933
General Obligation - 24.3%
City of Alexandria VA, Series A (ST AID WITHHLDG), 5%, 7/15/27	150,000	184,180
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	126,563
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	208,334
City of Norfolk VA, (Prerefunded 8/1/28 @ $100), (ST AID WITHHLDG), 5%, 8/1/47	455,000	591,206
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	516,401

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

City of Portsmouth VA, Series A, (Prerefunded 2/1/23 @ $100), (ST AID WITHHLDG), 5%, 2/1/31	75,000	80,522
City of Richmond VA, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	496,463
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	311,696
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	545,017
County of Arlington VA, Series B, (Prerefunded 8/15/24 @ $100), (ST AID WITHHLDG), 5%, 8/15/27	175,000	200,620
County of Arlington VA, Series A, (Prerefunded 8/15/26 @ $100), 5%, 8/15/30	600,000	737,394
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	261,492
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	506,832
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	223,938
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	104,865

		5,095,523
Medical - 5.4%
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	507,186
Prince William County Industrial Development Authority, Series B, 4%, 11/1/22	300,000	314,470
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	304,677

		1,126,333
Power - 1.5%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	323,663

Transportation - 9.5%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/37	170,000	225,237
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	580,334
Richmond Metropolitan Transportation Authority, (NATL-RE), 5.25%, 7/15/22	25,000	26,049
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	103,881
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	231,866
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	564,436
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	253,585

		1,985,388
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, (Prerefunded 1/15/23 @ $100), 5%, 1/15/38	300,000	321,431

Water - 14.1%
County of Fairfax VA Sewer Revenue, Series A, 4%, 7/15/41	210,000	261,600
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	600,786
County of Henrico VA Water & Sewer Revenue, 5%, 5/1/27	150,000	182,949
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	195,547
Fairfax County Water Authority, (Prerefunded 4/1/22 @ $100), 5%, 4/1/27	150,000	154,907
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	519,521
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	316,781
Prince William County Service Authority, 5%, 7/1/22	250,000	261,261
Upper Occoquan Sewage Authority, 3%, 7/1/49	380,000	419,544
Virginia Resources Authority, Series B, (Prerefunded 11/1/21@ $100), (MORAL OBLG), 5%, 11/1/23	15,000	15,182
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	20,000	20,241

		2,948,319
TOTAL INVESTMENTS - 98.4% ( Cost $19,242,445 )		20,601,543
NET OTHER ASSETS AND LIABILITIES - 1.6%		336,521
TOTAL NET ASSETS - 100.0%		$20,938,064

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.4%
Alabama - 6.5%
Butler County Board of Education, (AGM), (Prerefunded 1/1/25 @ $100), 5%, 7/1/37	$235,000	$273,240
Mobile County AL, General Obligation, 5%, 2/1/39	610,000	806,221
Town of Pike Road Authority Revenue, 4%, 9/1/31	170,000	189,374
UAB Medicine Finance Authority Revenue, 5%, 9/1/27	150,000	189,271

		1,458,106
Arkansas - 0.9%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	207,699

California - 0.7%
Los Angeles County Metropolitan Transportation Authority, 5%, 7/1/40	120,000	149,122

Colorado - 3.6%
City of Colorado Springs Co. Utilities System Revenue, 4%, 11/15/40	250,000	307,137
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	503,309

		810,446
Florida - 5.1%
Orlando Utilities Commission, 5%, 10/1/22	525,000	555,226
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	302,372
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	297,044

		1,154,642
Georgia - 2.2%
Americus-Sumter Payroll Development Authority, 3.25%, 6/1/33	150,000	165,556
City of Atlanta GA Water & Wastewater Revenue, (Prerefunded 5/1/25 @ $100), 5%, 11/1/43	275,000	323,652

		489,208
Hawaii - 2.3%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	519,138

Idaho - 2.5%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	552,841

Illinois - 6.1%
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	682,471
Du Page County School District No. 45, General Obligation, 4%, 1/1/26	460,000	527,245
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	172,057

		1,381,773
Indiana - 5.5%
Indianapolis Local Public Improvement Bond Bank Revenue, 5%, 2/1/24	275,000	307,754
Lincoln Center Building Corp., 4%, 8/1/28	285,000	336,644
Vanderburgh County Redevelopment District, Tax Allocation, (AGM), 5%, 2/1/26	500,000	595,377

		1,239,775
Kansas - 3.7%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	590,016
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	244,946

		834,962

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Kentucky - 2.3%
Eastern Kentucky University, (ST INTERCEPT), 5%, 4/1/33	445,000	511,759

Michigan - 0.5%
Redford Unified School District No. 1, General Obligation, (Q-SBLF), 5%, 5/1/22	110,000	114,024

Mississippi - 2.6%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	584,003

Missouri - 2.1%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	468,149

New Jersey - 5.8%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	483,545
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	323,827
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	331,376
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	163,985

		1,302,733
New Mexico - 1.0%
County of Otero NM, (BAM), 4%, 12/1/28	195,000	232,879

New York - 4.2%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	126,140
New York State Dormitory Authority, Series 1, (BHAC-CR), 5.5%, 7/1/31	250,000	327,850
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	415,000	490,819

		944,809
North Carolina - 4.1%
Johnston County NC, General Obligation, 4%, 2/1/32	480,000	609,055
Town of Cary NC Combined Utility Systems Revenue, (Prerefunded 12/1/22 @ $100), 5%, 12/1/23	285,000	303,644

		912,699
Ohio - 2.5%
Cleveland-Cuyahoga County Port Authority (A), 5%, 7/1/24	500,000	564,299

Oklahoma - 4.3%
Elk City Industrial Authority, 4%, 5/1/30	435,000	515,107
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	444,445

		959,552
Pennsylvania - 3.2%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	430,712
Waverly Township Municipal Authority, (BAM ST AID WITHHLDG), 4%, 2/15/26	250,000	281,292

		712,004
South Carolina - 1.1%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	245,985

Tennessee - 2.5%
City of Newport Tennessee Electric System Revenue, (AGM), 4%, 5/1/32	370,000	427,971
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	129,345

		557,316

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Texas - 10.2%
City of Austin TX, General Obligation, 5%, 9/1/26	550,000	655,475
City of Center TX, General Obligation, 3%, 8/15/34	410,000	459,900
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	588,644
Harris County Toll Road Authority, 4%, 8/15/38	300,000	366,740
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	215,318

		2,286,077
Utah - 1.8%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	394,284

Virginia - 5.6%
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	500,000	633,562
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	308,627
Western Regional Jail Authority, 5%, 12/1/34	250,000	306,953

		1,249,142
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	229,034

West Virginia - 2.5%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	554,729

Wisconsin - 2.0%
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	460,971

TOTAL INVESTMENTS - 98.4% ( Cost $20,546,249 )		22,082,160
NET OTHER ASSETS AND LIABILITIES - 1.6%		369,359

TOTAL NET ASSETS - 100.0%		$22,451,519

(A)	Restricted. The aggregate cost of such securities is $532,456. The aggregate value is $564,299, representing 2.5% of net assets.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
GO of AUTH	General Obligation of the Authority.
MBIA	MBIA Insurance Corp.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 69.2%
Communication Services - 5.0%
Comcast Corp., Class A	88,550	$5,209,397
Verizon Communications Inc.	70,300	3,921,334

		9,130,731
Consumer Discretionary - 5.9%
Home Depot Inc./The	14,000	4,594,660
McDonald's Corp.	14,750	3,579,973
Starbucks Corp.	21,300	2,586,459

		10,761,092
Consumer Staples - 7.4%
Archer-Daniels-Midland Co.	31,000	1,851,320
Coca-Cola Co./The	36,150	2,061,635
Colgate-Palmolive Co.	23,800	1,892,100
Hershey Co./The	8,400	1,502,592
PepsiCo Inc.	22,450	3,523,527
Procter & Gamble Co./The	18,800	2,673,924

		13,505,098
Energy - 2.6%
Baker Hughes Co.	123,500	2,623,140
EOG Resources Inc.	30,200	2,200,372

		4,823,512
Financials - 12.6%
Aflac Inc.	45,700	2,513,500
BlackRock Inc.	5,100	4,422,567
CME Group Inc.	12,200	2,587,986
JPMorgan Chase & Co.	23,975	3,638,925
Northern Trust Corp.	35,700	4,028,745
Travelers Cos. Inc./The	26,925	4,009,671
US Bancorp	35,650	1,980,001

		23,181,395
Health Care - 11.8%
AmerisourceBergen Corp.	11,100	1,356,087
Amgen Inc.	8,250	1,992,705
Bristol-Myers Squibb Co.	75,200	5,103,824
CVS Health Corp.	44,500	3,665,020
Johnson & Johnson	27,100	4,666,620
Medtronic PLC	22,200	2,915,082
Pfizer Inc.	47,100	2,016,351

		21,715,689
Industrials - 7.5%
3M Co.	15,100	2,988,894
Caterpillar Inc.	3,150	651,263
Emerson Electric Co.	23,700	2,391,093
Fastenal Co.	50,500	2,765,885

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Honeywell International Inc.	6,150	1,437,808
Lockheed Martin Corp.	3,750	1,393,762
Union Pacific Corp.	10,175	2,225,883

		13,854,588
Information Technology - 9.6%
Analog Devices Inc.	15,975	2,674,535
Automatic Data Processing Inc.	7,800	1,635,114
Cisco Systems Inc.	83,000	4,595,710
Oracle Corp.	24,500	2,134,930
Paychex Inc.	23,825	2,711,761
Texas Instruments Inc.	20,800	3,964,896

		17,716,946
Materials - 4.0%
Linde PLC	7,300	2,243,947
Nucor Corp.	49,400	5,138,588

		7,382,535
Real Estate - 1.5%
American Tower Corp., REIT	10,000	2,828,000

Utilities - 1.3%
Dominion Energy Inc.	32,450	2,429,532

Total Common Stocks ( Cost $85,506,340 )		127,329,118
	Par Value
ASSET BACKED SECURITIES - 1.2%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	295,821	296,615
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	40,728	41,006
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	102,508
Chesapeake Funding II LLC, Series 2020-1A, Class A1 (A), 0.87%, 8/16/32	75,707	76,175
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	135,332
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	250,000	251,951
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	150,000	150,275
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	169,703	171,894
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	150,000	154,453
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	34,956	35,073
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	250,000	250,216
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,359
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	150,000	158,359
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	59,031	59,416
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	102,741
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	29,474	29,682

Total Asset Backed Securities ( Cost $2,249,312 )		2,266,055
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	104,044	112,536
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	143,339	157,451
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	49,672	58,067
Fannie Mae REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,206,285	220,624
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	68,355	69,442

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	133,156	151,278
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR + 0.750%) (A) (B), 0.8%, 10/25/33	225,000	225,217
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR + 0.650%) (A) (B), 0.7%, 1/25/34	100,000	100,014
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	65,256	66,273
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	268,201	274,738
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	337,865	347,522
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	97,920	100,260
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	62,532	64,385
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	14,759	14,843
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	96,057	98,928
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	202,144	204,531
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	189,813	189,829
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	83,696	84,213

Total Collateralized Mortgage Obligations ( Cost $2,492,225 )		2,540,151
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.409%, 3/25/23	222,798	228,741
Fannie Mae-Aces, Series 2017-M15, Class A1 (B) (C), 2.959%, 9/25/27	353,476	378,476
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.136%, 11/25/27	250,000	270,277
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	222,863	239,085
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	667,434
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.557%, 11/25/47	250,000	257,492

Total Commercial Mortgage-Backed Securities ( Cost $1,906,748 )		2,041,505
CORPORATE NOTES AND BONDS - 12.7%
Communication Services - 1.7%
Amazon.com Inc. (D), 1.65%, 5/12/28	350,000	357,224
AT&T Inc., 2.25%, 2/1/32	150,000	149,365
AT&T Inc., 4.75%, 5/15/46	200,000	245,420
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	206,434
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.85%, 4/1/61	100,000	99,745
Comcast Corp., 4.15%, 10/15/28	275,000	319,594
Discovery Communications LLC, 5%, 9/20/37	250,000	308,329
eBay Inc., 1.9%, 3/11/25	50,000	51,743
eBay Inc., 2.6%, 5/10/31	250,000	258,933
Expedia Group Inc., 3.25%, 2/15/30	200,000	209,717
T-Mobile USA Inc., 2.625%, 4/15/26	100,000	102,530
Verizon Communications Inc., 4.329%, 9/21/28	331,000	387,900
Verizon Communications Inc., 3.875%, 2/8/29	100,000	114,604
Verizon Communications Inc., 3.7%, 3/22/61	200,000	220,670
Walt Disney Co./The, 3.8%, 3/22/30	50,000	57,829

		3,090,037
Consumer Discretionary - 0.9%
7-Eleven Inc. (A), 1.8%, 2/10/31	100,000	97,462
Hilton Domestic Operating Co. Inc. (A), 5.375%, 5/1/25	100,000	104,511
Home Depot Inc./The, 3.35%, 4/15/50	100,000	112,836
Lowe's Cos. Inc., 3%, 10/15/50	250,000	252,506
McDonald's Corp., MTN, 2.125%, 3/1/30	50,000	51,303

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	395,272
Picasso Finance Sub Inc. (A), 6.125%, 6/15/25	90,000	95,400
Southwest Airlines Co., 5.25%, 5/4/25	50,000	57,070
Southwest Airlines Co., 5.125%, 6/15/27	200,000	236,476
Tractor Supply Co. (D), 1.75%, 11/1/30	125,000	121,389
Vail Resorts Inc. (A), 6.25%, 5/15/25	100,000	106,215

		1,630,440
Consumer Staples - 0.5%
Hormel Foods Corp., 1.8%, 6/11/30	100,000	100,516
Keurig Dr Pepper Inc., 3.8%, 5/1/50	75,000	85,636
Kimberly-Clark Corp., 3.1%, 3/26/30	100,000	111,628
Mars Inc. (A), 2.375%, 7/16/40	250,000	243,954
Mars Inc. (A), 3.95%, 4/1/49	200,000	244,232
Performance Food Group Inc. (A), 5.5%, 10/15/27	50,000	52,084
Square Inc. (A), 2.75%, 6/1/26	100,000	102,250
Sysco Corp., 5.95%, 4/1/30	67,000	86,791

		1,027,091
Energy - 2.1%
BP Capital Markets America Inc., 3.119%, 5/4/26	200,000	217,973
ConocoPhillips Co., 4.15%, 11/15/34	129,000	151,469
Eastern Gas Transmission & Storage Inc. (A), 3%, 11/15/29	150,000	161,310
Energy Transfer L.P., 5.25%, 4/15/29	75,000	89,299
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	328,078
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	273,706
Kinder Morgan Inc., 5.55%, 6/1/45	200,000	262,785
Marathon Petroleum Corp. (D), 4.7%, 5/1/25	100,000	112,632
MPLX L.P. (D), 4.8%, 2/15/29	150,000	177,717
MPLX L.P., 2.65%, 8/15/30	100,000	102,556
Occidental Petroleum Corp., 3.5%, 8/15/29	100,000	99,750
Phillips 66, 2.15%, 12/15/30	200,000	197,671
Phillips 66, 4.65%, 11/15/34	250,000	299,412
Pioneer Natural Resources Co., 2.15%, 1/15/31	75,000	73,987
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	200,000	233,681
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	22,313
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	327,928
Valero Energy Corp., 6.625%, 6/15/37	250,000	346,555
Valero Energy Partners L.P. (D), 4.5%, 3/15/28	300,000	343,247

		3,822,069
Financials - 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 1.75%, 1/30/26	150,000	149,065
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.625%, 10/15/27	150,000	168,322
Air Lease Corp., 1.875%, 8/15/26	100,000	100,910
Avolon Holdings Funding Ltd. (A) (E), 2.125%, 2/21/26	150,000	150,677
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	426,866
Bank of America Corp., (SOFR + 0.910%) (B), 1.658%, 3/11/27	200,000	203,143
Bank of America Corp., MTN, (SOFR + 1.370%) (B) (D), 1.922%, 10/24/31	150,000	147,647
Bank of Montreal, MTN (E), 3.3%, 2/5/24	110,000	117,707
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	100,294
Capital One Financial Corp., 3.3%, 10/30/24	200,000	215,605
Capital One Financial Corp., (5 year CMT + 3.157%) (B), 3.95%, 9/1/26	250,000	258,625
Cboe Global Markets Inc., 3.65%, 1/12/27	130,000	145,567
Charles Schwab Corp./The, (10 year CMT + 3.079%) (B), 4%, 12/1/30	175,000	182,210

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Empower Finance L.P. (A), 3.075%, 9/17/51	100,000	104,426
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	133,230
Goldman Sachs BDC Inc., 2.875%, 1/15/26	100,000	104,114
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	375,250
Healthpeak Properties Inc., 3.25%, 7/15/26	100,000	109,220
Host Hotels & Resorts L.P., 3.5%, 9/15/30	100,000	106,244
Huntington Bancshares Inc., 2.55%, 2/4/30	100,000	106,251
Iron Mountain Inc. (A), 4.5%, 2/15/31	50,000	51,125
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	250,000	252,500
JPMorgan Chase & Co., (SOFR + 0.695%) (B), 1.04%, 2/4/27	200,000	197,976
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	135,298
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	25,000	28,232
Markel Corp., (5 year CMT + 5.662%) (B), 6%, 6/1/25	100,000	110,874
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	112,101
Morgan Stanley, (SOFR + 0.879%) (B), 1.593%, 5/4/27	100,000	101,479
Morgan Stanley, MTN, (SOFR + 1.020%) (B), 1.928%, 4/28/32	250,000	245,397
Nasdaq Inc., 1.65%, 1/15/31	250,000	240,159
Omega Healthcare Investors Inc., 3.375%, 2/1/31	100,000	104,003
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	300,000	337,803
Prudential Financial Inc., (5 year CMT + 3.035%) (B), 3.7%, 10/1/50	125,000	131,989
Regions Financial Corp., 2.25%, 5/18/25	100,000	104,731
STORE Capital Corp., 4.5%, 3/15/28	100,000	114,368
Synchrony Financial, 3.7%, 8/4/26	150,000	164,561
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	106,964
Truist Bank, 2.25%, 3/11/30	50,000	51,766
Truist Financial Corp., MTN, 2.85%, 10/26/24	200,000	213,997
Truist Financial Corp., MTN, (SOFR + 0.609%) (B), 1.267%, 3/2/27	200,000	201,015
UBS Group AG, (5 year CMT + 3.313%) (A) (B) (E), 4.375%, 2/10/31	200,000	206,000
Wells Fargo & Co., (5 year CMT + 3.453%) (B), 3.9%, 3/15/26	100,000	103,814
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	100,000	104,646
Welltower Inc., 2.05%, 1/15/29	100,000	101,435

		6,927,606
Health Care - 1.1%
Anthem Inc., 2.375%, 1/15/25	50,000	52,526
Centene Corp., 2.45%, 7/15/28	150,000	152,062
Cigna Corp., 4.375%, 10/15/28	50,000	58,777
CVS Health Corp., 5.125%, 7/20/45	250,000	330,141
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	50,000	50,997
Royalty Pharma PLC (A) (E), 2.2%, 9/2/30	250,000	248,556
Royalty Pharma PLC (A) (E), 3.55%, 9/2/50	250,000	253,430
STERIS Irish FinCo UnLtd Co. (E), 3.75%, 3/15/51	150,000	165,648
UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	58,778
Viatris Inc. (A), 2.7%, 6/22/30	125,000	128,247
Zoetis Inc., 3%, 9/12/27	350,000	382,248
Zoetis Inc., 3%, 5/15/50	100,000	105,707

		1,987,117
Industrials - 1.0%
Boeing Co./The, 2.196%, 2/4/26	100,000	100,880
Boeing Co./The, 3.625%, 2/1/31	125,000	136,211
Boeing Co./The, 5.805%, 5/1/50	50,000	67,810
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	100,915
General Electric Co., 3.45%, 5/1/27	100,000	110,813
Martin Marietta Materials Inc., 3.2%, 7/15/51	200,000	204,455

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

Otis Worldwide Corp., 2.565%, 2/15/30	125,000	131,935
Quanta Services Inc., 2.9%, 10/1/30	150,000	157,453
Textron Inc. (D), 2.45%, 3/15/31	100,000	102,201
TransDigm Inc. (A), 6.25%, 3/15/26	75,000	78,760
Vulcan Materials Co. (D), 3.5%, 6/1/30	200,000	222,734
WRKCo Inc., 3.9%, 6/1/28	250,000	284,543
Xylem Inc., 2.25%, 1/30/31	150,000	153,565

		1,852,275
Information Technology - 1.0%
Broadcom Inc., 4.15%, 11/15/30	200,000	226,467
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	150,000	160,550
Citrix Systems Inc., 4.5%, 12/1/27	55,000	62,851
Dell International LLC / EMC Corp., 8.35%, 7/15/46	75,000	124,195
HP Inc. (A), 2.65%, 6/17/31	200,000	201,946
Intel Corp., 3.734%, 12/8/47	272,000	312,637
Intuit Inc., 1.65%, 7/15/30	125,000	124,760
Lam Research Corp., 1.9%, 6/15/30	50,000	51,053
Micron Technology Inc., 2.497%, 4/24/23	100,000	102,998
Oracle Corp., 4%, 7/15/46	200,000	221,432
Oracle Corp., 3.95%, 3/25/51	150,000	166,609
Salesforce.com Inc., 2.9%, 7/15/51	100,000	102,469
SYNNEX Corp. (A), 2.65%, 8/9/31	50,000	49,611

		1,907,578
Materials - 0.3%
DuPont de Nemours Inc., 4.725%, 11/15/28	180,000	215,901
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	51,526
International Flavors & Fragrances Inc. (A), 1.832%, 10/15/27	250,000	252,876

		520,303
Utilities - 0.3%
AES Corp./The (A), 1.375%, 1/15/26	250,000	249,513
Berkshire Hathaway Energy Co. (D), 1.65%, 5/15/31	125,000	122,423
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	110,236
Wisconsin Electric Power Co., 1.7%, 6/15/28	100,000	101,468

		583,640

Total Corporate Notes and Bonds ( Cost $21,455,168 )		23,348,156
LONG TERM MUNICIPAL BONDS - 0.4%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	432,111
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	35,000	35,135
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	200,000	221,364

Total Long Term Municipal Bonds ( Cost $640,611 )		688,610

MORTGAGE BACKED SECURITIES - 4.1%
Fannie Mae - 2.3%
3%, 9/1/30 Pool # 890696	99,162	105,068
3%, 12/1/30 Pool # AL8924	159,955	168,661
7%, 11/1/31 Pool # 607515	4,469	5,038

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 12/1/31 Pool # MA0919	249,031	267,241
7%, 5/1/32 Pool # 644591	718	746
3.5%, 8/1/32 Pool # MA3098	74,652	80,049
3.5%, 9/1/32 Pool # MA3126	64,743	69,468
5.5%, 10/1/33 Pool # 254904	27,324	31,586
7%, 7/1/34 Pool # 792636	4,250	4,432
4%, 2/1/35 Pool # MA2177	163,525	178,564
5%, 8/1/35 Pool # 829670	25,537	29,040
5%, 9/1/35 Pool # 835699	27,975	31,331
5%, 9/1/35 Pool # 820347	32,482	37,013
3%, 12/1/35 Pool # AS6267	116,676	123,224
5%, 12/1/35 Pool # 850561	8,687	9,891
4%, 6/1/36 Pool # AL8618	121,507	132,493
5.5%, 9/1/36 Pool # 831820	42,851	49,279
5.5%, 10/1/36 Pool # 901723	16,229	18,778
5.5%, 12/1/36 Pool # 903059	35,858	40,575
3%, 11/1/39 Pool # MA3831	90,770	95,189
2.5%, 5/1/41 Pool # MA4334	246,330	257,668
4.5%, 7/1/41 Pool # AB3274	82,295	91,921
5.5%, 7/1/41 Pool # AL6588	80,832	93,474
3.5%, 6/1/42 Pool # AO4134	142,232	155,124
4%, 6/1/42 Pool # MA1087	95,483	104,823
3.5%, 8/1/42 Pool # AP2133	89,949	97,550
3.5%, 8/1/42 Pool # AO8100	52,318	56,712
4%, 10/1/42 Pool # AP7363	177,105	195,274
3%, 2/1/43 Pool # AL3072	179,693	194,157
3%, 2/1/43 Pool # AB8563	89,822	95,994
3%, 2/1/43 Pool # AB8486	149,298	159,574
3%, 3/1/43 Pool # AB8818	140,680	150,351
3.5%, 3/1/43 Pool # AT0310	85,016	92,716
4%, 1/1/45 Pool # AS4257	50,718	55,652
4%, 1/1/45 Pool # MA2145	155,287	170,422
4.5%, 2/1/45 Pool # MA2193	85,715	93,655
3.5%, 12/1/45 Pool # AS6309	73,740	79,719
3%, 1/1/47 Pool # BE0108	143,143	153,735
2.5%, 12/1/47 Pool # FM3165	305,864	321,226
3.5%, 12/1/47 Pool # MA3210	177,895	189,488
4%, 7/1/48 Pool # MA3415	50,464	53,942

		4,340,843
Freddie Mac - 1.8%
4.5%, 2/1/25 Pool # J11722	10,449	11,023
4.5%, 5/1/25 Pool # J12247	9,126	9,628
8%, 6/1/30 Pool # C01005	649	767
6.5%, 1/1/32 Pool # C62333	25,940	29,263
2.5%, 2/1/32 Pool # ZS8641	220,436	231,983
2.5%, 6/1/35 Pool # RC1421	155,861	163,779
4.5%, 8/1/39 Pool # G08361	121,404	135,201
3.5%, 11/1/40 Pool # G06168	114,807	124,462
2%, 3/1/41 Pool # RB5105	486,225	500,999
4.5%, 9/1/41 Pool # Q03516	73,234	81,847
4%, 10/1/41 Pool # Q04092	102,589	113,192
3%, 8/1/42 Pool # G08502	99,569	105,973
3%, 9/1/42 Pool # C04233	64,598	69,088
3%, 4/1/43 Pool # V80026	164,627	176,030

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

3%, 4/1/43 Pool # V80025	170,543	182,624
3.5%, 8/1/44 Pool # Q27927	215,177	234,794
3%, 7/1/45 Pool # G08653	146,045	154,792
3.5%, 8/1/45 Pool # Q35614	163,953	177,637
3%, 10/1/46 Pool # G60722	150,653	161,743
4%, 3/1/47 Pool # Q46801	81,044	87,234
3.5%, 12/1/47 Pool # Q52955	201,786	214,999
2.5%, 4/1/48 Pool # QA2240	261,323	272,931

		3,239,989
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	7,069	8,103
6.5%, 4/20/31 Pool # 3068	4,164	4,864

		12,967

Total Mortgage Backed Securities ( Cost $7,296,327 )		7,593,799
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.1%
U.S. Treasury Bonds - 1.8%
6.625%, 2/15/27	700,000	922,715
3.750%, 8/15/41	400,000	534,578
3.000%, 5/15/42	550,000	663,373
2.500%, 2/15/45	500,000	559,297
2.500%, 5/15/46	200,000	224,375
3.000%, 2/15/48	250,000	308,311
1.250%, 5/15/50	85,000	72,326

		3,284,975
U.S. Treasury Notes - 5.3%
2.000%, 8/15/25	2,000,000	2,115,234
2.250%, 11/15/25	2,500,000	2,675,488
0.375%, 1/31/26	750,000	741,358
1.500%, 8/15/26	2,000,000	2,077,734
0.375%, 9/30/27	750,000	726,826
2.875%, 5/15/28	750,000	844,102
0.625%, 8/15/30	750,000	713,320

		9,894,062

Total U.S. Government and Agency Obligations ( Cost $12,596,570 )		13,179,037
	Shares
SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (F)	4,647,109	4,647,109
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05% (F) (G)	622,965	622,965

Total Short-Term Investments ( Cost $5,270,074 )		5,270,074

TOTAL INVESTMENTS - 100.1% ( Cost $139,413,375 )		184,256,505
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(272,402)

TOTAL NET ASSETS - 100.0%		$183,984,103

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Diversified Income Fund Portfolio of Investments (unaudited)

(B)	Floating rate or variable rate note. Rate shown is as of July 31, 2021.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	All or a portion of these securities, with an aggregate fair value of $611,688, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 71.3%
Communication Services - 8.3%
Comcast Corp., Class A (A)	62,500	$3,676,875
Lumen Technologies Inc. (A)	189,000	2,356,830
T-Mobile U.S. Inc. * (A)	11,500	1,656,230

		7,689,935
Consumer Discretionary - 9.7%
Las Vegas Sands Corp. * (A)	51,500	2,181,025
Lowe's Cos. Inc. (A)	14,500	2,794,005
Nordstrom Inc. * (A)	39,800	1,317,380
TJX Cos. Inc./The (A)	40,000	2,752,400

		9,044,810
Consumer Staples - 7.8%
Archer-Daniels-Midland Co. (A)	28,900	1,725,908
Constellation Brands Inc., Class A (A)	4,500	1,009,530
JM Smucker Co./The (A)	18,700	2,451,757
PepsiCo Inc. (A)	13,000	2,040,350

		7,227,545
Energy - 9.9%
APA Corp.	52,600	986,250
Baker Hughes Co.	96,300	2,045,412
EOG Resources Inc. (A)	27,000	1,967,220
Range Resources Corp. * (A)	202,200	3,079,506
Transocean Ltd. *	295,000	1,064,950

		9,143,338
Financials - 4.0%
Aflac Inc. (A)	35,000	1,925,000
JPMorgan Chase & Co. (A)	12,000	1,821,360

		3,746,360
Health Care - 14.1%
Abbott Laboratories (A)	17,000	2,056,660
Baxter International Inc. (A)	37,500	2,900,625
CVS Health Corp. (A)	48,200	3,969,752
Gilead Sciences Inc. (A)	38,500	2,629,165
Stryker Corp. (A)	5,500	1,490,170

		13,046,372
Information Technology - 7.4%
Fiserv Inc. * (A)	28,000	3,223,080
PayPal Holdings Inc. *	5,500	1,515,415
Texas Instruments Inc. (A)	6,000	1,143,720
Visa Inc., Class A (A)	4,000	985,560

		6,867,775
Materials - 5.5%
Alcoa Corp. * (A)	57,000	2,288,550

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Barrick Gold Corp.				131,000	2,851,870

					5,140,420
Utilities - 4.6%
AES Corp./The (A)				73,000	1,730,100
Entergy Corp. (A)				15,000	1,543,800
NextEra Energy Inc. (A)				12,500	973,750

					4,247,650

Total Common Stocks ( Cost $78,033,494 )					66,154,205
EXCHANGE TRADED FUNDS - 1.9%
Stock Funds- 1.9%
VanEck Vectors Gold Miners ETF (A)				49,800	1,739,016

Total Exchange Traded Funds ( Cost $1,945,371 )					1,739,016
SHORT-TERM INVESTMENTS - 29.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)				27,358,702	27,358,702

Total Short-Term Investments ( Cost $27,358,702 )					27,358,702

TOTAL INVESTMENTS - 102.7% ( Cost $107,337,567 )					95,251,923
TOTAL CALL OPTIONS WRITTEN - (1.2%)					(1,131,855)
NET OTHER ASSETS AND LIABILITIES - (1.5%)					(1,410,916)

TOTAL NET ASSETS - 100.0%					$92,709,152

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $59,429,324, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.

ETF	Exchange Traded Fund.
Written Option Contracts Outstanding at July 31, 2021
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

Call Options Written
Abbott Laboratories	$115.00	8/20/21	(130)	$ (1,495,000)	$(86,125)	$(24,688)	$(61,437)
Abbott Laboratories	120.00	8/20/21	(40)	(480,000)	(10,780)	(7,839)	(2,941)
AES Corp./The	27.00	8/20/21	(730)	(1,971,000)	(7,300)	(62,120)	54,820
Aflac Inc.	55.00	8/20/21	(350)	(1,925,000)	(34,125)	(36,138)	2,013
Alcoa Corp.	40.00	9/17/21	(190)	(760,000)	(57,190)	(32,320)	(24,870)
Alcoa Corp.	40.00	8/20/21	(380)	(1,520,000)	(75,430)	(78,455)	3,025
Archer-Daniels-Midland Co.	65.00	8/20/21	(59)	(383,500)	(590)	(5,839)	5,249
Archer-Daniels-Midland Co.	70.00	9/17/21	(150)	(1,050,000)	(1,500)	(23,845)	22,345
Baxter International Inc.	87.50	8/20/21	(155)	(1,356,250)	(3,488)	(27,253)	23,765
Baxter International Inc.	85.00	9/17/21	(220)	(1,870,000)	(30,800)	(44,451)	13,651
Comcast Corp. Class A	60.00	8/20/21	(165)	(990,000)	(9,323)	(11,516)	2,193
Comcast Corp. Class A	60.00	9/17/21	(460)	(2,760,000)	(54,740)	(56,840)	2,100
Constellation Brands Inc. Class A	230.00	9/17/21	(45)	(1,035,000)	(14,400)	(15,253)	853
CVS Health Corp.	92.50	8/20/21	(170)	(1,572,500)	(1,530)	(22,264)	20,734
CVS Health Corp.	95.00	8/20/21	(173)	(1,643,500)	(952)	(34,672)	33,720
CVS Health Corp.	90.00	11/19/21	(139)	(1,251,000)	(21,545)	(32,125)	10,580

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Entergy Corp.	105.00	8/20/21	(150)	(1,575,000)	(13,125)	(17,845)	4,720
EOG Resources Inc.	90.00	8/20/21	(135)	(1,215,000)	(2,767)	(39,367)	36,600
Fiserv Inc.	115.00	8/20/21	(195)	(2,242,500)	(44,948)	(34,553)	(10,395)
Fiserv Inc.	125.00	9/17/21	(85)	(1,062,500)	(6,333)	(20,533)	14,200
Gilead Sciences Inc.	72.50	9/17/21	(177)	(1,283,250)	(9,203)	(19,499)	10,296
Gilead Sciences Inc.	75.00	1/21/22	(208)	(1,560,000)	(34,840)	(41,942)	7,102
JM Smucker Co./The	135.00	8/20/21	(112)	(1,512,000)	(9,240)	(25,832)	16,592
JM Smucker Co./The	140.00	9/17/21	(75)	(1,050,000)	(9,187)	(13,422)	4,235
JPMorgan Chase & Co.	155.00	8/20/21	(65)	(1,007,500)	(10,790)	(20,155)	9,365
JPMorgan Chase & Co.	160.00	8/20/21	(55)	(880,000)	(2,942)	(16,553)	13,611
Las Vegas Sands Corp.	57.50	8/20/21	(105)	(603,750)	(998)	(15,221)	14,223
Las Vegas Sands Corp.	60.00	8/20/21	(260)	(1,560,000)	(1,950)	(48,093)	46,143
Las Vegas Sands Corp.	55.00	9/17/21	(150)	(825,000)	(5,175)	(17,471)	12,296
Lowe's Cos. Inc.	200.00	9/17/21	(50)	(1,000,000)	(22,375)	(25,040)	2,665
Lowe’s Cos. Inc.	200.00	8/20/21	(95)	(1,900,000)	(26,980)	(41,276)	14,296
Lumen Technologies Inc.	15.00	11/19/21	(2)	(3,000)	(52)	(144)	92
NextEra Energy Inc.	77.50	8/20/21	(125)	(968,750)	(20,000)	(15,497)	(4,503)
Nordstrom Inc.	40.00	8/20/21	(398)	(1,592,000)	(7,562)	(54,711)	47,149
PepsiCo Inc.	150.00	8/20/21	(130)	(1,950,000)	(94,900)	(25,954)	(68,946)
Range Resources Corp.	15.00	9/17/21	(956)	(1,434,000)	(148,180)	(99,791)	(48,389)
Range Resources Corp.	20.00	12/17/21	(1,011)	(2,022,000)	(97,056)	(176,464)	79,408
Stryker Corp.	270.00	8/20/21	(55)	(1,485,000)	(31,900)	(20,367)	(11,533)
T-Mobile U.S. Inc.	155.00	8/20/21	(115)	(1,782,500)	(2,875)	(19,726)	16,851
Texas Instruments Inc.	190.00	8/20/21	(60)	(1,140,000)	(24,750)	(21,714)	(3,036)
TJX Cos. Inc./The	70.00	9/17/21	(140)	(980,000)	(27,650)	(23,296)	(4,354)
TJX Cos. Inc./The	70.00	8/20/21	(260)	(1,820,000)	(32,760)	(33,272)	512
VanEck Vectors Gold Miners ETF	40.00	9/17/21	(498)	(1,992,000)	(12,699)	(64,224)	51,525
Visa Inc. Class A	245.00	8/20/21	(40)	(980,000)	(20,800)	(13,359)	(7,441)

Total Options Written, at Value					$(1,131,855)	$(1,480,939)	$349,084

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.3%
Communication Services - 13.6%
Alphabet Inc., Class C *	8,347	$22,573,794
Facebook Inc., Class A *	34,854	12,418,480
Liberty Broadband Corp., Class C *	110,720	19,651,693
		54,643,967
Consumer Discretionary - 10.4%
Dollar Tree Inc. *	122,323	12,206,612
Lowe's Cos. Inc.	84,610	16,303,501
TJX Cos. Inc./The	193,285	13,299,941
		41,810,054
Financials - 21.1%
Arch Capital Group Ltd. *	305,220	11,903,580
Berkshire Hathaway Inc., Class B *	48,742	13,564,411
Brookfield Asset Management Inc., Class A	284,704	15,371,169
Marsh & McLennan Cos. Inc.	99,126	14,593,330
Progressive Corp./The	162,309	15,445,324
US Bancorp	248,190	13,784,473
		84,662,287
Health Care - 13.7%
Alcon Inc.	159,808	11,634,022
Becton Dickinson and Co.	71,140	18,194,055
Danaher Corp.	36,869	10,968,159
Novartis AG, ADR	154,909	14,312,043
		55,108,279
Industrials - 10.4%
Copart Inc. *	80,776	11,874,072
Jacobs Engineering Group Inc.	114,667	15,508,712
PACCAR Inc.	173,443	14,394,034
		41,776,818
Information Technology - 20.3%
Accenture PLC, Class A	41,005	13,026,468
Adobe Inc. *	14,863	9,239,287
Analog Devices Inc.	80,561	13,487,523
Fiserv Inc. *	158,518	18,247,007
TE Connectivity Ltd.	84,744	12,497,198
Visa Inc., Class A	60,955	15,018,702
		81,516,185
Materials - 5.3%
Linde PLC	25,688	7,896,234
PPG Industries Inc.	80,334	13,136,216

		21,032,450
Real Estate - 2.5%
American Tower Corp., REIT	34,893	9,867,740

Total Common Stocks ( Cost $227,451,188 )		390,417,780

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Investors Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)		11,660,708	11,660,708

Total Short-Term Investments ( Cost $11,660,708 )			11,660,708

TOTAL INVESTMENTS - 100.2% ( Cost $239,111,896 )			402,078,488
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(991,555)

TOTAL NET ASSETS - 100.0%			$401,086,933

*	Non-income producing.
(A)	7-day yield.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.8%
Communication Services - 7.0%
Comcast Corp., Class A	234,000	$13,766,220
Verizon Communications Inc.	186,000	10,375,080

		24,141,300
Consumer Discretionary - 8.4%
Home Depot Inc./The	37,200	12,208,668
McDonald's Corp.	39,200	9,514,232
Starbucks Corp.	57,000	6,921,510

		28,644,410
Consumer Staples - 10.4%
Archer-Daniels-Midland Co.	85,000	5,076,200
Coca-Cola Co./The	99,000	5,645,970
Colgate-Palmolive Co.	56,000	4,452,000
Hershey Co./The	23,000	4,114,240
PepsiCo Inc.	59,500	9,338,525
Procter & Gamble Co./The	50,000	7,111,500

		35,738,435
Energy - 3.8%
Baker Hughes Co.	338,000	7,179,120
EOG Resources Inc.	82,500	6,010,950

		13,190,070
Financials - 18.0%
Aflac Inc.	122,000	6,710,000
BlackRock Inc.	13,500	11,706,795
CME Group Inc.	33,500	7,106,355
JPMorgan Chase & Co.	63,400	9,622,852
Northern Trust Corp.	94,500	10,664,325
Travelers Cos. Inc./The	71,000	10,573,320
US Bancorp	94,000	5,220,760

		61,604,407
Health Care - 16.9%
AmerisourceBergen Corp.	31,000	3,787,270
Amgen Inc.	22,600	5,458,804
Bristol-Myers Squibb Co.	198,000	13,438,260
CVS Health Corp.	118,000	9,718,480
Johnson & Johnson	72,000	12,398,400
Medtronic PLC	59,000	7,747,290
Pfizer Inc.	129,000	5,522,490

		58,070,994
Industrials - 10.8%
3M Co.	40,000	7,917,600
Caterpillar Inc.	8,000	1,654,000
Emerson Electric Co.	64,000	6,456,960
Fastenal Co.	134,000	7,339,180

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Honeywell International Inc.	17,000	3,974,430
	Lockheed Martin Corp.	10,300	3,828,201
	Union Pacific Corp.	27,000	5,906,520

			37,076,891
	Information Technology - 13.7%
	Analog Devices Inc.	42,700	7,148,834
	Automatic Data Processing Inc.	21,300	4,465,119
	Cisco Systems Inc.	219,000	12,126,030
	Oracle Corp.	62,000	5,402,680
	Paychex Inc.	63,500	7,227,570
	Texas Instruments Inc.	55,000	10,484,100

			46,854,333
	Materials - 5.7%
	Linde PLC	19,600	6,024,844
	Nucor Corp.	131,000	13,626,620

			19,651,464
	Real Estate - 2.2%
	American Tower Corp., REIT	26,500	7,494,200

	Utilities - 1.9%
	Dominion Energy Inc.	88,000	6,588,560

Total Common Stocks ( Cost $254,708,934 )			339,055,064
	SHORT-TERM INVESTMENTS - 1.1%
	State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	3,738,732	3,738,732

Total Short-Term Investments ( Cost $3,738,732 )			3,738,732

TOTAL INVESTMENTS - 99.9% ( Cost $258,447,666 )			342,793,796
NET OTHER ASSETS AND LIABILITIES - 0.1%			394,425

TOTAL NET ASSETS - 100.0%			$343,188,221

(A)	7-day yield.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.4%
Communication Service - 6.4%
Liberty Broadband Corp., Class C *	255,569	$45,360,942

Consumer Discretionary - 14.3%
CarMax Inc. *	214,535	28,736,963
Dollar Tree Inc. *	322,703	32,202,532
Ollie's Bargain Outlet Holdings Inc. *	201,158	18,727,810
Ross Stores Inc.	169,831	20,836,566

		100,503,871
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	102,624	7,278,094

Financials - 30.4%
Capital Markets - 4.9%
Brookfield Asset Management Inc., Class A	402,729	21,743,338
Moelis & Co., Class A	217,703	12,898,903

		34,642,241
Commercial Banks - 1.8%
Glacier Bancorp Inc.	239,337	12,340,216

Diversified Financial Services - 3.7%
Cannae Holdings Inc. *	790,394	26,280,600

Insurance - 20.0%
Arch Capital Group Ltd. *	807,780	31,503,420
Brown & Brown Inc.	495,349	26,946,986
Kemper Corp.	151,804	10,020,582
Markel Corp. *	25,773	31,086,619
Progressive Corp./The	263,949	25,117,387
W R Berkley Corp.	218,716	16,003,450

		140,678,444

		213,941,501
Health Care - 4.6%
Laboratory Corp. of America Holdings *	108,175	32,036,026

Industrials - 19.9%
Armstrong World Industries Inc.	134,942	14,598,026
Carlisle Cos. Inc.	150,158	30,367,954
Clarivate PLC *	841,270	19,180,956
Copart Inc. *	189,185	27,810,195
Expeditors International of Washington Inc.	124,618	15,982,258
IHS Markit Ltd.	163,561	19,110,467
PACCAR Inc.	154,046	12,784,278

		139,834,134
Information Technology - 19.8%
Amphenol Corp., Class A	283,303	20,536,634
Arista Networks Inc. *	73,348	27,900,846
CDW Corp.	136,248	24,981,071
Gartner Inc. *	172,701	45,719,136
Vontier Corp.	615,071	19,897,547

		139,035,234

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Mid Cap Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $366,365,866 )			677,989,802
SHORT-TERM INVESTMENTS - 4.4%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)		30,994,131	30,994,131

Total Short-Term Investments ( Cost $30,994,131 )			30,994,131

TOTAL INVESTMENTS - 100.8% ( Cost $397,359,997 )			708,983,933
NET OTHER ASSETS AND LIABILITIES - (0.8%)			(5,754,649)

TOTAL NET ASSETS - 100.0%			$703,229,284

*	Non-income producing.
(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.5%
Communication Services - 4.6%
Cogent Communications Holdings Inc.	61,724	$4,790,400
Gogo Inc. *	140,653	1,458,571
Magnite Inc. *	135,959	4,119,558
Radius Global Infrastructure Inc., Class A *	208,628	3,198,267

		13,566,796
Consumer Discretionary - 6.7%
Bed Bath & Beyond Inc. *	132,945	3,794,250
Brunswick Corp.	19,539	2,039,871
Casper Sleep Inc. *	405,603	2,802,717
OneSpaWorld Holdings Ltd. *	306,501	3,028,230
Revolve Group Inc. *	65,424	4,554,165
Shake Shack Inc., Class A *	34,966	3,515,482

		19,734,715
Consumer Staples - 9.4%
Edgewell Personal Care Co.	145,346	5,970,813
Hain Celestial Group Inc./The *	252,421	10,074,122
Primo Water Corp.	310,564	5,133,623
Simply Good Foods Co./The *	172,212	6,454,506

		27,633,064
Financials - 9.7%
Arch Capital Group Ltd. *	111,870	4,362,930
Axis Capital Holdings Ltd.	87,459	4,449,039
MGIC Investment Corp.	407,240	5,636,202
PacWest Bancorp	152,391	6,068,210
Veritex Holdings Inc.	81,728	2,741,974
Western Alliance Bancorp	54,694	5,076,697

		28,335,052
Health Care - 13.1%
Castle Biosciences Inc. *	53,433	3,732,295
Covetrus Inc. *	264,488	6,733,865
Encompass Health Corp.	90,379	7,524,052
Flexion Therapeutics Inc. *	101,741	603,324
Globus Medical Inc., Class A *	73,505	6,113,411
Owens & Minor Inc.	156,728	7,248,670
PetIQ Inc. * (A)	100,136	3,540,809
Supernus Pharmaceuticals Inc. *	105,156	2,768,757

		38,265,183
Industrials - 23.9%
Armstrong World Industries Inc.	42,753	4,625,019
Beacon Roofing Supply Inc. *	93,886	5,021,023
Carlisle Cos. Inc.	25,317	5,120,110
Crane Co.	46,572	4,528,196
EnerSys	48,398	4,774,947
Healthcare Services Group Inc.	124,639	3,253,078

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison Small Cap Fund Portfolio of Investments (unaudited)

Hydrofarm Holdings Group Inc. *		84,025	4,145,793
Insperity Inc.		40,144	3,976,263
Kennametal Inc.		87,895	3,186,194
Knight-Swift Transportation Holdings Inc.		74,262	3,690,079
Masco Corp.		49,690	2,966,990
Rexnord Corp.		86,047	4,847,027
Robert Half International Inc.		43,653	4,287,161
Stericycle Inc. *		52,254	3,686,520
WillScot Mobile Mini Holdings Corp. *		255,348	7,331,041
XPO Logistics Inc. *		32,887	4,561,098

			70,000,539
Information Technology - 18.7%
Box Inc., Class A *		249,964	5,979,139
Ciena Corp. *		67,065	3,899,159
CommVault Systems Inc. *		144,708	10,938,478
Entegris Inc.		56,829	6,855,851
LiveRamp Holdings Inc. *		110,712	4,429,587
National Instruments Corp.		93,256	4,113,522
New Relic Inc. *		48,773	3,369,239
Power Integrations Inc.		44,723	4,337,684
PTC Inc. *		45,372	6,145,637
Varonis Systems Inc. *		79,701	4,877,701

			54,945,997
Materials - 8.4%
Chemours Co./The		136,742	4,546,672
Ferro Corp. *		139,236	2,896,109
Huntsman Corp.		224,848	5,938,236
Olin Corp.		75,082	3,531,106
Scotts Miracle-Gro Co./The		20,420	3,613,523
Summit Materials Inc., Class A *		123,355	4,144,728

			24,670,374

Total Common Stocks ( Cost $182,390,116 )			277,151,720
SHORT-TERM INVESTMENTS - 5.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)		16,402,097	16,402,097

Total Short-Term Investments ( Cost $16,402,097 )			16,402,097

TOTAL INVESTMENTS - 100.1% ( Cost $198,792,213 )			293,553,817
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(166,702)

TOTAL NET ASSETS - 100.0%			$293,387,115

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $3,387,613, are on loan as part of a securities lending program. See Note 4 for details on the securities lending program.
(B)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.8%
Australia - 4.2%
CSL Ltd.	824	$174,702
Macquarie Group Ltd.	1,874	215,774
Treasury Wine Estates Ltd.	42,969	375,556

		766,032
Brazil - 2.9%
Itau Unibanco Holding S.A., ADR	37,105	214,096
Pagseguro Digital Ltd., Class A *	5,737	318,059

		532,155
Canada - 4.4%
Cameco Corp.	11,639	207,174
Canadian Pacific Railway Ltd.	2,845	211,440
Manulife Financial Corp.	19,648	379,796

		798,410
China - 6.9%
Alibaba Group Holding Ltd., ADR *	2,248	438,787
Ping An Insurance Group Co. of China Ltd., Class H	37,670	330,351
TAL Education Group, ADR *	8,446	51,267
Tencent Holdings Ltd.	6,973	429,804

		1,250,209
Denmark - 2.3%
Chr Hansen Holding A/S	2,410	216,750
Genmab A/S *	455	205,697

		422,447
France - 9.9%
Air Liquide S.A.	1,485	258,212
Airbus SE *	3,047	418,198
EssilorLuxottica S.A.	1,124	212,215
Hermes International	139	212,542
Iliad S.A.	2,185	471,865
LVMH Moet Hennessy Louis Vuitton SE	283	226,234

		1,799,266
Germany - 7.4%
adidas AG	771	279,958
KION Group AG	2,756	292,603
SAP SE, ADR	1,373	197,327
Siemens AG	2,279	355,722
Symrise AG	1,455	214,541

		1,340,151
Hong Kong - 1.5%
AIA Group Ltd.	22,044	264,092

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison International Stock Fund Portfolio of Investments (unaudited)

India - 6.4%
HDFC Bank Ltd., ADR	5,532	390,393
Infosys Ltd., ADR	10,336	228,632
Larsen & Toubro Ltd., GDR	24,458	530,739

		1,149,764
Ireland - 2.5%
Kerry Group PLC, Class A	1,516	224,794
Ryanair Holdings PLC, ADR *	2,065	225,168

		449,962
Israel - 1.4%
CyberArk Software Ltd. *	1,799	255,512

Italy - 1.4%
Ferrari N.V.	1,172	255,836

Japan - 13.5%
CyberAgent Inc.	9,000	161,123
Disco Corp.	600	170,366
Keyence Corp.	400	221,467
Murata Manufacturing Co. Ltd.	2,700	222,488
Nidec Corp.	1,800	200,829
Seven & I Holdings Co. Ltd.	7,200	319,490
Shiseido Co. Ltd.	2,900	192,602
Sony Group Corp.	3,200	331,799
Toray Industries Inc.	48,600	317,724
Toyota Motor Corp.	3,500	312,816

		2,450,704
Mexico - 4.1%
Grupo Mexico S.A.B. de C.V., Series B	87,566	401,093
Wal-Mart de Mexico S.A.B. de C.V., ADR (A)	10,102	331,750

		732,843
Netherlands - 4.6%
ASML Holding N.V.	615	471,545
NXP Semiconductors N.V.	1,723	355,610

		827,155
Singapore - 1.5%
DBS Group Holdings Ltd.	11,900	267,079

South Korea - 1.0%
LG Household & Health Care Ltd.	138	175,042

Spain - 1.3%
Grifols S.A.	9,473	240,929

Sweden - 1.8%
Telefonaktiebolaget LM Ericsson, Class B	28,959	332,603

Switzerland - 6.3%
Credit Suisse Group AG	40,675	408,883

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison International Stock Fund Portfolio of Investments (unaudited)

Nestle S.A.		1,540	195,167
Novartis AG		3,417	316,408
Partners Group Holding AG		134	229,065

			1,149,523
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		2,706	315,628

United Kingdom - 9.8%
AstraZeneca PLC		4,737	544,401
Diageo PLC		5,138	254,999
London Stock Exchange Group PLC		2,449	254,968
Prudential PLC		22,306	420,588
Royal Dutch Shell PLC, Class B		15,647	308,797

			1,783,753

Total Common Stocks ( Cost $17,278,469 )			17,559,095
CORPORATE NOTES AND BONDS - 0.1%
		Par Value
Guernsey - 0.1%
Credit Suisse Group Guernsey VII Ltd. (A) (B), 3%, 11/12/21		$12,000	13,976

Total Corporate Notes and Bonds ( Cost $13,214 )			13,976
		Shares
EXCHANGE TRADED FUNDS - 1.7%
United States - 1.7%
iShares MSCI ACWI ex U.S. ETF		5,552	314,021

Total Exchange Traded Funds ( Cost $312,607 )			314,021
Short-Term Investments - 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		198,134	198,134
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05% (C) (D)		250,843	250,843

Total Short-Term Investments ( Cost $448,977 )			448,977

TOTAL INVESTMENTS - 101.1% ( Cost $18,053,267 )			18,336,069
NET OTHER ASSETS AND LIABILITIES - (1.1%)			(206,075)

TOTAL NET ASSETS - 100.0%			$18,129,994

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $339,298, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Madison International Stock Fund Portfolio of Investments (unaudited)

GDR	Global Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION: Sector Allocation % of Net Asset
Communication Services	5.9%
Consumer Discretionary	12.7%
Consumer Staples	11.6%
Energy	2.8%
Financials	18.8%
Health Care	8.0%
Industrials	12.4%
Information Technology	16.9%
Materials	7.8%
Short-Term Investments	2.5%
Stock Funds	1.7%
Net Other Assets and Liabilities	(1.1)%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2021

Notes to Portfolio of Investments (Unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.
Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Madison Funds | July 31, 2021

Notes to Portfolio of Investments (Unaudited)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended July 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2021, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of July 31, 2021, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	7/31/21
Conservative Allocation
Investment Companies	$67,632,956	$—	$—	$67,632,956
Short-Term Investments	1,217,643	—	—	1,217,643
	68,850,599	—	—	68,850,599
Moderate Allocation
Investment Companies	131,756,895	—	—	131,756,895
Short-Term Investments	5,766,213	—	—	5,766,213
	137,523,108	—	—	137,523,108
Aggressive Allocation
Investment Companies	65,650,949	—	—	65,650,949
Short-Term Investments	1,750,291	—	—	1,750,291
	67,401,240	—	—	67,401,240
Tax-Free Virginia
Municipal Bonds	—	20,601,543	—	20,601,543
Tax-Free National
Municipal Bonds	—	22,082,160	—	22,082,160
High Quality Bond
Corporate Notes and Bonds	—	50,967,733	—	50,967,733
U.S. Government and Agency Obligations	—	74,724,658	—	74,724,658
Short-Term Investments	1,919,546	—	—	1,919,546
	1,919,546	125,692,391	—	127,611,937
Core Bond
Assets:
Asset Backed Securities	—	12,341,503	—	12,341,503
Collateralized Mortgage Obligations	—	12,233,661	—	12,233,661
Commercial Mortgage-Backed Securities	—	5,599,879	—	5,599,879
Corporate Notes and Bonds	—	71,981,282	—	71,981,282
Foreign Corporate Bonds	—	481,750	—	481,750
Mortgage Backed Securities	—	21,647,176	—	21,647,176
U.S. Government and Agency Obligations	—	54,751,657	—	54,751,657
Short-Term Investments	14,400,281	—	—	14,400,281
Put Options Purchased	12,500	—	—	12,500
	14,412,781	179,036,908	—	193,449,689
Liabilities:
Call Options Written	(3,125)	—	—	(3,125)

Diversified Income
Common Stocks	127,329,118	—	—	127,329,118
Asset Backed Securities	—	2,266,055	—	2,266,055
Collateralized Mortgage Obligations	—	2,540,151	—	2,540,151
Commercial Mortgage-Backed Securities	—	2,041,505	—	2,041,505
Corporate Notes and Bonds	—	23,348,156	—	23,348,156
Long Term Municipal Bonds	—	688,610	—	688,610

Madison Funds | July 31, 2021

Notes to Portfolio of Investments (Unaudited)

Mortgage Backed Securities	—	7,593,799	—	7,593,799
U.S. Government and Agency Obligations	—	13,179,037	—	13,179,037
Short-Term Investments	5,270,074	—	—	5,270,074
	132,599,192	51,657,313	—	184,256,505
Covered Call & Equity Income
Assets:
Common Stocks	66,154,205	—	—	66,154,205
Exchange Traded Funds	1,739,016	—	—	1,739,016
Short-Term Investments	27,358,702	—	—	27,358,702
	95,251,923	—	—	95,251,923
Liabilities:
Call Options Written	(1,131,855)	—	—	(1,131,855)

Dividend Income
Common Stocks	339,055,064	—	—	339,055,064
Short-Term Investments	3,738,732	—	—	3,738,732
	342,793,796	—	—	342,793,796
Investors
Common Stocks	390,417,780	—	—	390,417,780
Short-Term Investments	11,660,708	—	—	11,660,708
	402,078,488	—	—	402,078,488

Mid Cap
Common Stocks	677,989,802	—	—	677,989,802
Short-Term Investments	30,994,131	—	—	30,994,131
	708,983,933	—	—	708,983,933
Small Cap
Common Stocks	277,151,720	—	—	277,151,720
Short-Term Investments	16,402,097	—	—	16,402,097
	293,553,817	—	—	293,553,817

International Stock
Common Stocks
Australia	—	766,032	—	766,032
Brazil	532,155	—	—	532,155
Canada	798,410	—	—	798,410
China	490,054	760,155	—	1,250,209
Denmark	—	422,447	—	422,447
France	—	1,799,266	—	1,799,266
Germany	197,327	1,142,824	—	1,340,151
Hong Kong	—	264,092	—	264,092
India	1,149,764	—	—	1,149,764
Ireland	225,168	224,794	—	449,962
Israel	255,512	—	—	255,512
Italy	255,836	—	—	255,836
Japan	—	2,450,704	—	2,450,704
Mexico	331,750	401,093	—	732,843
Netherlands	827,155	—	—	827,155
Singapore	—	267,079	—	267,079
South Korea	—	175,042	—	175,042
Spain	—	240,929	—	240,929
Sweden	—	332,603	—	332,603
Switzerland	—	1,149,523	—	1,149,523
Taiwan	315,628	—	—	315,628
United Kingdom	—	1,783,753	—	1,783,753
Corporate Notes and Bonds	—	13,976	—	13,976

Madison Funds | July 31, 2021

Notes to Portfolio of Investments (Unaudited)

Exchange Traded Funds	314,021	—	—	314,021
Short-Term Investments	448,977	—	—	448,977
	6,141,757	12,194,312	—	18,336,069
1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, results of operations.

The following table presents the types of derivatives in the Core Bond Fund and Covered Call & Equity Income Fund as of July 31, 2021 and their effects:

Asset Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value
Core Bond	Interest rate, options purchased	$ 12,500

		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value
Core Bond	Interest rate, options written	$ (3,125)
Covered Call & Equity Income	Equity contracts, options written	(1,131,855)
3. FEDERAL INCOME TAX INFORMATION: At July 31, 2021, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 5,441,140	$ (197,407)	$ 5,243,733
Moderate Allocation	17,535,545	(385,335)	17,150,210
Aggressive Allocation	11,092,328	(220,847)	10,871,481
Tax-Free Virginia	1,359,164	(66)	1,359,098
Tax-Free National	1,537,520	(1,609)	1,535,911
High Quality Bond	2,140,536	(252,809)	1,887,727
Core Bond	8,472,042	(563,226)	7,908,816
Diversified Income	46,075,816	(1,232,686)	44,843,130
Covered Call & Equity Income	1,272,733	(13,358,377)	(12,085,644)
Dividend Income	87,285,032	(2,938,902)	84,346,130
Investors	163,410,897	(444,305)	162,966,592
Mid Cap	319,503,427	(7,879,491)	311,623,936
Small Cap	97,807,440	(3,045,836)	94,761,604
International Stock	1,702,381	(1,419,579)	282,802

4. SECURITIES LENDING: The Board of Trustees has authorized the Funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. Government securities, initially equal to at least 102% of the value of

Madison Funds | July 31, 2021

Notes to Portfolio of Investments (Unaudited)

domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of July 31, 2021, the aggregate fair value of securities on loan for the Madison fund family was $23,482,759. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S.treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

Fund	Market Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$ 4,117,713	$ 77,389	$ 4,138,367
Moderate Allocation	8,068,771	1,982,408	6,288,387
Aggressive Allocation	5,295,484	-	5,421,031
Core Bond	1,625,013	1,652,225	-
Diversified Income	611,688	622,965	-
Small Cap	3,387,613	-	3,515,033
International Stock	339,298	250,843	98,641
High Quality	37,179	37,940	-

* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value or securities loaned. Cash Collateral is maintained in a Government Money Market account and Non-Cash Collateral is in U.S. Government Securities.
5. CONCENTRATION OF RISK: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.
The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.
The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Madison Funds | July 31, 2021

Notes to Portfolio of Investments (Unaudited)

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.
6. Subsequent Events: Management has evaluated the impact of all subsequent events on the funds through the date of the Schedule of Portfolio Holdings were available for issue. No events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the Schedule of Portfolio Holdings.